As filed on February 7, 2002                        1933 Act File No. 002-26125
                                                     1940 Act File No. 811-1474

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.
                                 --------                           ---
      Post-Effective Amendment No.  66                               X
                                  --------                          ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No.    40                                            X
                   ----------                                       ---

                          INVESCO STOCK FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)
               4350 South Monaco Street, Denver, Colorado 80237
                   (Address of Principal Executive Offices)
                 P.O. Box 173706, Denver, Colorado 80217-3706
                              (Mailing Address)
      Registrant's Telephone Number, including Area Code: (720) 624-6300
                             Glen A. Payne, Esq.
                           4350 South Monaco Street
                            Denver, Colorado 80237
                   (Name and Address of Agent for Service)
                                  ------------
                                  Copies to:
        Clifford J. Alexander, Esq.            Ronald M. Feiman, Esq.
        Kirkpatrick & Lockhart LLP             Mayer, Brown & Platt
      1800 Massachusetts Avenue,N.W.              1675 Broadway
             Second Floor                   New York, New York 10019-5820
       Washington, D.C. 20036-1800
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)
     immediately upon filing pursuant to paragraph (b)
---
 X   on February 28, 2002, pursuant to paragraph (b)
---
     60 days after filing pursuant to paragraph (a)(1)
---
     on _____________, pursuant to paragraph (a)(1)
---
     75 days after filing pursuant to paragraph (a)(2)
---
     on _____________, pursuant to paragraph (a)(2) of rule 485
---
If appropriate, check the following box:
 X   this post-effective amendment designates a new effective date for a
---  previously filed post-effective amendment.

PROSPECTUS | FEBRUARY 28, 2002
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YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
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INVESCO STOCK FUNDS, INC.
INVESCO DYNAMICS FUND--INVESTOR, CLASS A, B, C, AND K
INVESCO ENDEAVOR FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO GROWTH FUND--INVESTOR CLASS, CLASS A, B, C, AND K
  (FORMERLY, INVESCO BLUE CHIP GROWTH FUND)
INVESCO GROWTH & INCOME FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO SMALL COMPANY GROWTH FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO S&P 500 INDEX FUND--INVESTOR CLASS
INVESCO VALUE EQUITY FUND--INVESTOR CLASS, CLASS A, B, C, AND K

SEVEN MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH OR TOTAL RETURN.

EFFECTIVE APRIL 1, 2002, THE INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS WILL BE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES".

CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

            CLASS A AND B SHARES WILL BE AVAILABLE ON APRIL 1, 2002.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks.....................3
Fund Performance...........................................7
Fees And Expenses.........................................10
Investment Risks..........................................14
Principal Risks Associated With The Funds.................15
Temporary Defensive Positions.............................16
Portfolio Turnover........................................17
Fund Management...........................................17
Portfolio Managers........................................18
Potential Rewards.........................................19
Share Price...............................................19
How To Buy Shares.........................................20
Your Account Services.....................................26
How To Sell Shares........................................27
Taxes.....................................................30
Dividends And Capital Gain Distributions..................30
Financial Highlights......................................32

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class and, if applicable, Class A, B, C, and K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). INVESCO Dynamics and S&P 500 Index Funds also offer an additional class of shares through separate Prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other class of Dynamics Fund's and S&P 500 Index Fund's shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS

Dynamics, INVESCO Endeavor, Growth, Small Company Growth, and S&P 500 Index Funds seek long-term capital growth. Growth & Income and Value Equity Funds seek total return. The Funds (except for S&P 500 Index Fund) are actively managed. The Funds invest primarily in equity securities and equity-related instruments that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

All of the Funds (except S&P 500 Index and Value Equity Funds) are managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Funds (except S&P 500 Index and Value Equity Funds) that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

S&P 500 Index Fund is passively managed to track the composition and performance of the S&P 500 Stock Index.

Value Equity Fund is managed in the value style. That means we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles.

At any given  time,  the Funds may be subject  to sector  risk.  Companies  with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Funds are not limited with respect to sectors in which they can invest. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business or other developments which generally affect that sector. A Fund can still be diversified, even if it is heavily weighted in one or more sectors.

In addition to sector risk and the risks outlined in the following sections for each Fund, the Funds are subject to other principal risks such as market, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON]  INVESCO DYNAMICS FUND - INVESTOR CLASS, CLASS A, B, C, AND K

The Fund seeks long-term capital growth. It normally invests at least 65% of its assets in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Mid-Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At January 31, 2002, the smallest company in the Index had a market capitalization of $____ million and the largest company had a market capitalization of $___ billion. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.

The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

[KEY ICON]  INVESCO ENDEAVOR FUND - INVESTOR CLASS, CLASS A, B, C, AND K

The Fund seeks long-term capital growth. It uses an aggressive strategy and normally invests at least 65% of its assets in common stocks. The Fund invests in companies of all sizes and also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities, warrants, bonds and other debt securities.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

The Fund's investments are not limited to companies of a particular size. It invests in the securities of smaller and mid-sized companies, including companies just entering the securities marketplace with initial public offerings. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies. When the Fund concentrates its investments in the securities of smaller and mid-sized companies, the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

[KEY ICON]  INVESCO GROWTH FUND - INVESTOR CLASS, CLASS A, B, C, AND K

The Fund seeks long-term capital growth. It also seeks current income. The Fund normally invests at least 65% of its assets in common stocks of large companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of purchase. At January 31, 2002, there were approximately ___ companies represented in the Index. The scope of the Index varies with market performance of the companies in the Index. At January 31, 2002, the smallest company in the Index had a market capitalization of $___ million and the largest company had a market capitalization of $____ billion. In addition, INVESCO tries to identify companies that have - or are expected to have - growing earnings, revenues and strong cash flows. INVESCO also examines a variety of industries and businesses, and seeks to purchase the securities of companies that we believe are best situated to grow in their industry categories. We also consider the dividend payment records or potential future capacity to pay dividends of the companies whose securities the Fund buys. The Fund may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies. In recent years, the core of the Fund's investments has been concentrated in the securities of three or four dozen large companies.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk - that is, that the prices of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets. The Fund's portfolio is presently concentrated in 50 companies. Although INVESCO believes that this level of diversification is appropriate, the Fund is not as diversified as some other mutual funds.

[KEY ICON] INVESCO GROWTH & INCOME FUND - INVESTOR CLASS, CLASS A, B, C, AND K

The Fund seeks to obtain a high rate of total return. Increases in the value of investments plus income on investments (dividends and interest), make up total return. The Fund normally invests at least 65% of its assets in common stocks, preferred stocks and securities convertible into common stocks. The Fund's core investments are in well-established, large growth companies and/or dividend paying companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of purchase. At January 31, 2002, there were approximately ___ companies represented in the Index. The scope of the Index varies with market performance of the companies in the Index. At January 31, 2002, the smallest company in the Index had a market capitalization of $___ million and the largest company had a market capitalization of $___ billion. The Fund may also invest in securities which do not pay dividends but that INVESCO believes have the potential to increase in value, regardless of the potential for dividends. Investments that are not core investments are not limited by market capitalization.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund's portfolio is presently concentrated in the stocks of approximately 60 companies. Although INVESCO believes that this level of diversification is appropriate, the Fund is not as diversified as some other mutual funds.

[KEY ICON] INVESCO SMALL COMPANY GROWTH FUND - INVESTOR CLASS,
           CLASS A, B, C, AND K

The Fund seeks long-term capital growth. It normally invests 65% (80% effective July 31, 2002) of its assets in small-capitalization companies. We define small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At January 31, 2002, the smallest company in the Index had a market capitalization of $___ million and the largest company had a market capitalization of $___ billion. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy.

Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

[KEY ICON] INVESCO S&P 500 INDEX FUND - INVESTOR CLASS

The Fund seeks price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500" or "Index"). The Fund invests in the stocks that make up the Index, in approximately the same proportions.

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders or the general public regarding the advisability of investing in the Fund or the ability of the S&P 500 to track general stock performance. S&P has no direct relationship with the Fund other than the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is composed by S&P without regard to the Fund.

The Fund is not actively managed; instead, the Fund seeks to track the performance of the S&P 500. Therefore, when the S&P 500 drops, the value of shares of the Fund drops accordingly. The Fund makes no effort to hedge against price movements in the S&P 500. Due to purchases and sales of portfolio securities to meet investor purchases and redemptions, the Fund will not have a 100% correlation to the performance of the Index. However, under normal circumstances, the Fund expects to have at least a 95% correlation to the performance of the S&P 500.

[KEY ICON] INVESCO VALUE EQUITY FUND - INVESTOR CLASS, CLASS A, B, C, AND K

The Fund seeks high total return from capital appreciation and current income. The portfolio normally invests at least 65% of its assets in high-quality, larger-capitalization companies which are temporarily out of favor with investors. Our value-based process evaluates numerous factors on a current and historical basis, seeking undiscovered values in the market. The philosophy of value investing is based upon the belief that certain securities are undervalued by the market. As such, when the market "discovers" these securities, their value should increase.

Although the Fund is subject to a number of risks, its principal risk is market risk - that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Undervalued stocks may not realize their perceived value for extended periods of time. Value-oriented funds may underperform when another investing style is in favor.

[GRAPH ICON] FUND PERFORMANCE

Performance information in the bar charts below is that of the Funds' Investor Class shares which has the longest operating history of the Funds' classes. Information included in the table is that of Investor Class, Class C and, if applicable, Class K shares. Performance information for Class A and B shares and, if applicable, Class K shares is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the bar charts and table reflect only the total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar charts below show the Funds' Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. The returns in the bar chart do not reflect the sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows average annual total returns of Investor Class, Class C and, if applicable, Class K shares for various periods ended December 31, 2001 for each class compared to the S&P MidCap 400 Index, S&P 500 Index, Russell 1000 Growth Index, Russell 2000 Index, Russell 2000 Growth
Index, Russell 3000 Growth Index, or Russell Midcap Growth Index. The information in the charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                          DYNAMICS FUND-INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'92     '93     '94     '95     '96     '97     '98     '99     '00     '01
13.15%  19.10%  (1.95%) 37.55%  15.65%  24.09%  23.25%  71.80%  (7.76%) (32.89%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/99   38.83%
Worst Calendar Qtr.     9/01  (35.02%)

--------------------------------------------------------------------------------
                      INVESCO ENDEAVOR FUND-INVESTOR CLASS
                   ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                               [GRAPHIC OMITTED]

                      '99               '00             '01
                      84.21%            (27.05%)        (43.56%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   39.80%
Worst Calendar Qtr.      9/01  (40.39%)

--------------------------------------------------------------------------------
                           GROWTH FUND-INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'92    '93     '94     '95     '96     '97     '98     '99     '00      '01
2.88%  18.01%  (8.80%) 29.54%  20.96%  27.22%  41.72%  38.49%  (23.92%) (49.07%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/01   34.51%
Worst Calendar Qtr.      9/01  (43.15%)

--------------------------------------------------------------------------------
                      GROWTH & INCOME FUND-INVESTOR CLASS
                   ACTUAL ANNUAL TOTAL RETURN(1),(2),(4)
================================================================================
                               [GRAPHIC OMITTED]

                '99                 ,00             '01
                43.48%              (7.91%)         (43.60%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   26.14%
Worst Calendar Qtr.      3/01  (35.31%)

--------------------------------------------------------------------------------
                    SMALL COMPANY GROWTH FUND-INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

'92     '93    '94     '95     '96     '97     '98     '99     '00      '01
25.72%  23.38% (3.74%) 30.02%  11.62%  18.31%  14.90%  81.64%  (12.19%) (20.91%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   46.68%
Worst Calendar Qtr.      9/01  (28.70%)

--------------------------------------------------------------------------------
                       S&P 500 INDEX FUND-INVESTOR CLASS
                   ACTUAL ANNUAL TOTAL RETURN(1),(2),(5)
================================================================================
                               [GRAPHIC OMITTED]

             '98             '99             '00             '01
             31.14%          20.20%          (9.97%)         (12.38%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/98   21.22%
Worst Calendar Qtr.      9/01  (14.76%)

--------------------------------------------------------------------------------
                        VALUE EQUITY FUND-INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

'92     '93     '94     '95     '96     '97     '98     '99     '00     '01
4.98%   10.43%  4.04%   30.60%  18.48%  28.00%  15.05%  1.12%   (5.43%) (5.00%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/98   16.66%
Worst Calendar Qtr.      9/01  (12.71%)

--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN(6)
                                                   AS OF 12/31/01
--------------------------------------------------------------------------------
                                                                       10 YEARS
                                                                       OR SINCE
                                                 1 YEAR     5 YEARS   INCEPTION

INVESTOR CLASS
Dynamics Fund(1)                               (32.89%)      10.22%      13.08%
S&P MidCap 400 Index(7)                         (0.62%)      16.11%      15.01%
Russell Midcap Growth Index(7)                 (20.15%)       9.02%      11.10%

--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN(6)
                                                   AS OF 12/31/01
--------------------------------------------------------------------------------
                                                                       10 YEARS
                                                                       OR SINCE
                                                 1 YEAR     5 YEARS   INCEPTION

INVESCO Endeavor Fund(1)                       (43.56%)        N/A     1.56%(3)
S&P 500 Index(7)                               (11.88%)        N/A     2.68%(3)
Russell 3000 Growth Index(7)                   (19.63%)        N/A   (0.67%)(3)

Growth Fund(1)                                 (49.07%)     (0.66%)       5.32%
S&P 500 Index(7)                               (11.88%)      10.70%      12.93%
Russell 1000 Growth Index(7)                   (20.42%)       8.27%      10.79%

Growth & Income Fund(1)                        (43.60%)        N/A     1.71%(4)
S&P 500 Index(7)                               (11.88%)        N/A     1.65%(4)
Russell 1000 Growth Index                      (20.42%)        N/A   (1.54%)(4)

Small Company Growth Fund(1)                   (20.91%)      11.39%      14.03%
Russell 2000 Index(7)                             2.49%       7.52%      11.51%
Russell 2000 Growth Index(7)                    (9.23%)       2.87%       7.19%

S&P 500 Index Fund(1)                          (12.38%)        N/A     6.42%(5)
S&P 500 Index(7)                               (11.88%)        N/A     5.67%(5)

Value Equity Fund(1)                            (5.00%)       5.99%       9.58%
S&P 500 Index(7)                               (11.88%)      10.70%      12.93%

CLASS C (INCLUDING CDSC)

Dynamics Fund(1)                               (34.42%)        N/A  (26.68%)(8)
S&P MidCap 400 Index(7)                         (0.62%)        N/A     6.54%(8)
Russell Midcap Growth Index(7)                 (20.15%)        N/A  (25.54%)(8)

INVESCO Endeavor Fund(1)                       (44.99%)        N/A  (40.38%)(8)
S&P 500 Index(7)                               (11.88%)        N/A   (7.92%)(8)
Russell 3000 Growth Index(7)                   (19.63%)        N/A  (23.36%)(8)

Growth Fund(1)                                 (50.65%)        N/A  (40.79%)(8)
S&P 500 Index(7)                               (11.88%)        N/A   (7.92%)(8)
Russell 1000 Growth Index(7)                   (20.42%)        N/A  (23.12%)(8)

Growth & Income Fund(1)                        (44.99%)        N/A  (29.78%)(8)
S&P 500 Index(7)                               (11.88%)        N/A   (7.92%)(8)
Russell 1000 Growth Index(7)                   (20.42%)        N/A  (23.12%)(8)

Small Company Growth Fund(1)                   (22.87%)        N/A  (23.04%)(8)
Russell 2000 Index(7)                             2.49%        N/A   (7.49%)(8)
Russell 2000 Growth Index(7)                    (9.23%)        N/A  (25.94%)(8)

Value Equity Fund(1)                            (7.01%)        N/A   (1.85%)(8)
S&P 500 Index(7)                               (11.88%)        N/A   (7.92%)(8)

CLASS K

Dynamics Fund(1)                               (33.07%)        N/A  (27.37%)(9)
S&P MidCap 400 Index(7)                         (0.62%)        N/A     6.43%(9)
Russell Midcap Growth Index(7)                 (20.15%)        N/A  (14.82%)(9)

INVESCO Endeavor Fund(1)                       (43.68%)        N/A  (42.03%)(9)
S&P 500 Index(7)                               (11.88%)        N/A  (10.61%)(9)
Russell 3000 Growth Index                      (19.63%)        N/A  (20.20%)(9)

Growth Fund(1)                                 (53.16%)        N/A  (52.67%)(9)
S&P 500 Index(7)                               (11.88%)        N/A  (10.61%)(9)
Russell 1000 Growth Index(7)                   (20.42%)        N/A  (21.38%)(9)

--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN(6)
                                                   AS OF 12/31/01
--------------------------------------------------------------------------------
                                                                       10 YEARS
                                                                       OR SINCE
                                                 1 YEAR     5 YEARS   INCEPTION

Growth & Income Fund(1)                        (43.66%)        N/A  (38.30%)(9)
S&P 500 Index(7)                               (11.88%)        N/A  (10.61%)(9)

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.
(2) The year-by-year returns are for Investor Class only and do not include the effect of a 12b-1 fee in excess of 0.25%, Class A's front-end sales charge, Class B's or Class C's CDSC, or other expenses specific to the other classes. If the effect of the other classes' total expenses, including 12b-1 fees, front-end sales charges for Class A, and CDSC for Class B and C were reflected, returns would be lower than those shown.
(3) The Fund (Investor Class shares) commenced investment operations on October 28, 1998. Index comparison begins on October 31, 1998.
(4) The Fund (Investor Class shares) commenced investment operations on July 1, 1998. Index comparison begins on June 30, 1998.
(5) The Fund (Investor Class shares) commenced investment operations on December 23, 1997. Index comparison begins on December 31, 1997.
(6) The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes' total expenses, including 12b-1 fees' front-end sales charges for Class A, and CDSC for Class B were reflected, returns would be lower than those shown.
(7) The S&P MidCap 400 is an unmanaged index indicative of domestic mid-capitalization stock prices. The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Russell 1000 Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000 Index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Please keep in mind that the indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSC that are paid by the shareholder.
(8) Since inception of Class C shares on February 15, 2000. Index comparisons begin on February 29, 2000.
(9) Since inception of Class K shares on December 1, 2000. Index comparisons begin on November 30, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

ALL FUNDS

                                                Investor Class   Class A   Class B   Class C  Class K
Maximum Front-End Sales Charge
 on purchases as a percentage of
 offering price                                      None        5.50%     None      None      None
Maximum Contingent Deferred
 Sales Charge (CDSC) as a percentage
 of the total original cost of the shares            None        None(1)   5.00%(2)  1.00%(2)  None
Maximum Sales Charge on reinvested
 dividends/distributions                             None        None      None      None      None

S&P 500 INDEX FUND ONLY
Redemption Fee (as a percentage of
  amount redeemed)                                   1.00%(3)    None      None      None      None
Exchange Fee                                         1.00%(3)    None      None      None      None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                                     Investor
DYNAMICS FUND                                        Class       Class A       Class B        Class C    Class K
Management Fees                                      0.44%       0.44%         0.44%          0.44%      0.44%
Distribution and Service (12b-1) Fees(4)             0.25%       0.35%         1.00%          1.00%      0.45%
Other Expenses(5)                                    0.31%       0.31%(6)      0.31%(6)       0.42%      0.31%(7)
                                                     -----       -----         -----          -----      -----
Total Annual Fund Operating Expenses(5)              1.00%       1.10%(6)      1.75%(6)       1.86%      1.20%(7)
                                                     =====       =====         =====          =====      =====

                                                     Investor
INVESCO ENDEAVOR FUND                                Class       Class A       Class B        Class C    Class K
Management Fees                                      0.75%       0.75%         0.75%          0.75%      0.75%
Distribution and Service (12b-1) Fees(4)             0.25%       0.35%         1.00%          1.00%      0.45%
Other Expenses(5)                                    0.73%(8)    0.73%(6),(9)  0.73%(6),(10)  0.73%(11)  0.73%(7),(12)
                                                     -----       -----         -----          -----      -----
Total Annual Fund Operating Expenses(5)              1.73%(8)    1.83%(6),(9)  2.48%(6),(10)  2.48%(11)  1.93%(7),(12)
                                                     =====       =====         =====          =====      =====

                                                     Investor
GROWTH FUND                                          Class       Class A       Class B        Class C    Class K
Management Fees                                      0.53%       0.53%         0.53%          0.53%      0.53%
Distribution and Service (12b-1) Fees(4)             0.25%       0.35%         1.00%          1.00%      0.45%
Other Expenses(5)                                    0.38%       0.38%(6)      0.38%(6)       0.51%      0.38%(7)
                                                     -----       -----         -----          -----      -----
Total Annual Fund Operating Expenses(5)              1.16%       1.26%(6)      1.91%(6)       2.04%      1.36%(7)
                                                     =====       =====         =====          =====      =====

                                                     Investor
GROWTH & INCOME FUND                                 Class       Class A       Class B        Class C    Class K
Management Fees                                      0.75%       0.75%         0.75%          0.75%      0.75%
Distribution and Service (12b-1) Fees(4)             0.25%       0.35%         1.00%          1.00%      0.45%
Other Expenses(5)                                    0.69%(8)    0.69%(6),(9)  0.69%(6),(10)  0.57%(11)  0.69%(7),(12)
                                                     -----       -----         -----          -----      -----
Total Annual Fund Operating Expenses(5)              1.69%(8)    1.79%(6),(9)  2.44%(6),(10)  2.32%(11)  1.89%(7),(12)
                                                     =====       =====         =====          =====      =====

                                                     Investor
SMALL COMPANY GROWTH                                 Class       Class A       Class B        Class C    Class K
Management Fees                                      0.62%       0.62%         0.62%          0.62%      0.62%
Distribution and Service (12b-1) Fees(4)             0.25%       0.35%         1.00%          1.00%      0.45%
Other Expenses(5)                                    0.42%       0.42%(6)      0.42%(6)       0.51%      0.42%(6)
                                                     -----       -----         -----          -----      -----
Total Annual Fund Operating Expenses(5)              1.29%       1.39%(6)      2.04%(6)       2.13%      1.49%(6)
                                                     =====       =====         =====          =====      =====

                                                     Investor
S&P 500 INDEX FUND                                   Class
Management Fees                                      0.25%
Distribution and Service (12b-1) Fees(4)             0.25%
Other Expenses(5)                                    0.49%(8)
                                                     -----
Total Annual Fund Operating Expenses(5)              0.99%(8)
                                                     =====

                                                     Investor
VALUE EQUITY FUND                                    Class       Class A       Class B        Class C    Class K
Management Fees                                      0.75%       0.75%         0.75%          0.75%      0.75%
Distribution and Service (12b-1) Fees(4)             0.25%       0.35%         1.00%          1.00%      0.45%
Other Expenses(5)                                    0.53%(8)    0.53%(6),(9)  0.53%(6),(10)  0.54%(11)  0.53%(6),(12)
                                                     -----       -----         -----          -----      -----
Total Annual Fund Operating Expenses(5)              1.53%(8)    1.63%(6),(9)  2.28%(6),(10)  2.29%(11)  1.73%(6),(12)
                                                     =====       =====         =====          =====      =====

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) A 1% fee is charged on redemptions or exchanges of shares held three months or less, other than shares acquired through reinvestment of dividends and distributions.

(4) Because the Funds pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(5) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower, with the exception of Class A and B, if applicable, than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(6) Based on estimated expenses for the current fiscal year.

(7) Based on estimated expenses for the current fiscal year, which may be more representative than actual expenses shown in the financial highlights due to the relatively short period from inception of Class K shares on December 1, 2000 through July 31, 2001.

(8) Certain expenses of INVESCO Endeavor Fund - Investor Class, Growth & Income Fund - Investor Class, S&P 500 Index Fund - Investor Class, and Value Equity Fund - Investor Class were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, INVESCO Endeavor Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.51% and 1.51%, respectively, of the Fund's average net assets attributable to Investor Class shares; Growth & Income Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.51% and 1.51%, respectively, of the Fund's average net assets attributable to Investor Class shares; S&P 500 Index Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.13% and 0.63%, respectively, of the Fund's average net assets attributable to Investor Class shares; and Value Equity Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.31% and 1.31%, respectively, of the Fund's average net assets attributable to Investor Class shares.

(9) Certain expenses of INVESCO Endeavor Fund - Class A, Growth & Income Fund - Class A, and Value Equity Fund - Class A will be absorbed voluntarily by INVESCO pursuant to a commitment between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding expense offset arrangements, INVESCO Endeavor Fund's Class A shares' other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.51% and 1.61%, respectively, of the Fund's average net assets attributable to Class A shares; Growth & Income Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.51% and 1.61%, respectively, of the Fund's average net assets attributable to Class A shares; and Value Equity Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.31% and 1.41%, respectively, of the Fund's average net assets attributable to Class A shares.

(10) Certain expenses of INVESCO Endeavor Fund - Class B, Growth & Income Fund - Class B, and Value Equity Fund - Class B will be absorbed voluntarily by INVESCO pursuant to a commitment between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding expense offset arrangements, INVESCO Endeavor Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.51% and 2.26%, respectively, of the Fund's average net assets attributable to Class A shares; Growth & Income Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.51% and 2.26%, respectively, of the Fund's average net assets attributable to Class B shares; and Value Equity Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.31% and 2.06%, respectively, of the Fund's average net assets attributable to Class B shares.

(11) Certain expenses of INVESCO Endeavor Fund - Class C, Growth & Income Fund - Class C, and Value Equity Fund - Class C were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, INVESCO Endeavor Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.51% and 2.26%, respectively, of the Fund's average net assets attributable to Class C shares; Growth & Income Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.52% and 2.27%, respectively, of the Fund's average net assets attributable to Class C shares; and Value Equity Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.29% and 2.04%, respectively, of the Fund's average net assets attributable to Class C shares.

(12) Certain expenses of INVESCO Endeavor Fund - Class K, Growth & Income Fund - Class K and Value Equity Fund - Class K will be voluntarily absorbed by INVESCO pursuant to commitments between those Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding expense offset arrangements, INVESCO Endeavor Fund - Class K Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.51% and 1.71%, respectively, of the Fund's net assets attributable to Class K shares; Growth & Income Fund - Class K Other Expenses and Total Annual Fund
Operating Expenses are estimated to be 0.51% and 1.71%, respectively, of the Fund's net assets attributable to Class K shares; and Value Equity Fund - Class K Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.31% and 1.51%, respectively, of the Fund's net assets attributable to Class K shares.

EXPENSE EXAMPLE
The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, and, if applicable, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR      3 YEARS     5 YEARS     10 YEARS

Dynamics Fund
     Investor Class                $102        $318        $552        $1,225
     Class A(1)                    $656        $880        $1,123      $1,816
     Class B - With Redemption(1)  $678        $851        $1,149      $1,891(2)
     Class B - Without Redemption  $178        $551        $949        $1,891(2)
     Class C - With Redemption(1)  $289        $585        $1,006      $2,180
     Class C - Without Redemption  $189        $585        $1,006      $2,180
     Class K                       $122        $381        $660        $1,455
INVESCO Endeavor Fund
     Investor Class                $176        $545        $939        $2,041
     Class A(1)                    $726        $1,094      $1,486      $2,580
     Class B - With Redemption(1)  $751        $1,073      $1,521      $2,656(2)
     Class B - Without Redemption  $251        $773        $1,321      $2,656(2)
     Class C - With Redemption(1)  $351        $773        $1,321      $2,816
     Class C - Without Redemption  $251        $773        $1,321      $2,816
     Class K                       $196        $606        $1,042      $2,254
Growth Fund
     Investor Class                $118        $368        $638        $1,409
     Class A(1)                    $671        $928        $1,204      $1,989
     Class B - With Redemption(1)  $694        $900        $1,232      $2,064(2)
     Class B - Without Redemption  $194        $600        $1,032      $2,064(2)
     Class C - With Redemption(1)  $307        $640        $1,098      $2,369
     Class C - Without Redemption  $207        $640        $1,098      $2,369
     Class K                       $138        $431        $745        $1,635
Growth & Income Fund
     Investor Class                $172        $533        $918        $1,998
     Class A(1)                    $722        $1,082      $1,466      $2,539
     Class B - With Redemption(1)  $747        $1,061      $1,501      $2,616(2)
     Class B - Without Redemption  $247        $761        $1,301      $2,616(2)
     Class C - With Redemption(1)  $335        $724        $1,240      $2,656
     Class C - Without Redemption  $235        $724        $1,240      $2,656
     Class K                       $192        $594        $1,021      $2,212
Small Company Growth Fund
     Investor Class                $131        $409        $708        $1,556
     Class A(1)                    $684        $966        $1,269      $2,127
     Class B - With Redemption(1)  $707        $940        $1,298      $2,202(2)
     Class B - Without Redemption  $207        $640        $1,098      $2,202(2)
     Class C - With Redemption(1)  $316        $667        $1,144      $2,462
     Class C - Without Redemption  $216        $667        $1,144      $2,462
     Class K                       $152        $471        $813        $1,779
S&P 500 Index Fund
     Investor Class                $101        $315        $547        $1,213
Value Equity Fund
     Investor Class                $156        $483        $834        $1,824
     Class A(1)                    $707        $1,036      $1,388      $2,376
     Class B - With Redemption(1)  $731        $1,012      $1,420      $2,453(2)
     Class B - Without Redemption  $231        $712        $1,220      $2,453(2)
     Class C - With Redemption(1)  $332        $715        $1,225      $2,626
     Class C - Without Redemption  $232        $715        $1,225      $2,626
     Class K                       $176        $545        $939        $2,041

(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."
(2)  Assumes conversion of Class B to Class A at the end of the eighth year.

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies have more volatility than those of mid-size companies or large companies.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Each Fund may invest up to 25% of its respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union
     (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

                ----------------------------------------------

Although each Fund generally invests in publicly-traded equity securities of growing companies, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                    RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks     Market, Information, Political,
that represent shares of foreign corpora-     Regulatory, Diplomatic, Liquidity,
tions held by those banks. Although traded    and Currency Risks
in U.S. securities markets and valued in
U.S. dollars, ADRs carry most of the risks
of investing directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a        Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

With the exception of the S&P 500 Index Fund, we actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended July 31, 2001, were:

INVESCO Endeavor Fund         195%(1)

Growth Fund                   129%(1)

Growth & Income Fund          218%(1)

Small Company Growth Fund     112%(1)

(1) The increase or decrease in the portfolio turnover rate from the prior year was due to responses to market conditions. Please see the financial highlights for information regarding portfolio turnover rates for previous years.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $397.9 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $28 billion for more than 2,818,463 shareholder accounts of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

World Asset Management ("World"), located at 255 Brown Street Centre, 2nd Floor, Birmingham, Michigan, is the sub-advisor to S&P 500 Index Fund.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

World is a division of Munder Capital Management, a general partnership formed in December 1994 which engages in investment management and advisory services.

INVESCO and IDI have been named as defendants in a case (naming 26 mutual fund groups as defendants) filed in United States District Court in East St. Louis, Illinois on June 22, 2001, on behalf of a shareholder of the INVESCO Dynamics Fund and three other funds not offered in this Prospectus, INVESCO Telecommunications, INVESCO Leisure, and INVESCO Technology Funds, alleging that certain advisory and distribution fees paid by those Funds were excessive. INVESCO and IDI believe that there are valid defenses to the claims asserted and are continuing to evaluate the case. INVESCO and IDI plan to defend the claims vigorously.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended July 31, 2001.

--------------------------------------------------------------------------------
                                        ADVISORY FEE AS A PERCENTAGE OF
FUND                               AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Dynamics Fund                                           0.44%
INVESCO Endeavor Fund                                   0.75%
Growth Fund                                             0.53%
Growth & Income Fund                                    0.75%
Small Company Growth Fund                               0.62%
S&P 500 Index Fund                                      0.25%
Value Equity Fund                                       0.75%

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of their respective Fund's or Funds' portfolio holdings:

FUND                                    PORTFOLIO MANAGER(S)
Dynamics                                Timothy J. Miller

INVESCO Endeavor                        Trent E. May

Growth                                  Trent E. May
                                        Douglas J. McEldowney

Growth & Income                         Fritz Meyer
                                        Trent E. May

Small Company Growth                    Stacie L. Cowell

Value Equity                            Charles P. Mayer

S&P 500 Index                           World Asset Management

STACIE L. COWELL, a senior vice president of INVESCO, is the portfolio manager of Small Company Growth Fund. Before joining INVESCO in 1997, Stacie was senior equity analyst with Founders Asset Management and a capital markets and trading analyst with Chase Manhattan Bank in New York. She is a CFA charterholder. Stacie holds an M.S. in Finance from the University of Colorado and a B.A. in Economics from Colgate University.

TRENT E. MAY, a senior vice president of INVESCO, is the lead portfolio manager of Growth Fund, the portfolio manager of INVESCO Endeavor Fund and a co-portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Trent was with Munder Capital Management and SunBank Capital Management. He is a CFA charterholder. Trent holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

CHARLES P. MAYER, Director of Value and Fixed-Income Investments and a senior vice president of INVESCO, is the portfolio manager of Value Equity Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension for nine years. He began his investment career in 1969. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

DOUGLAS J. MCELDOWNEY, a vice president of INVESCO, is the co-portfolio manager of Growth Fund. Before joining INVESCO in 1999, Doug was with Bank of America Investment Management, Inc. and SunTrust Banks, Inc. He is a CFA charterholder and a Certified Public Accountant. Doug holds an M.B.A. from the Crummer Graduate School at Rollins College and a B.B.A. in Finance from the University of Kentucky.

FRITZ MEYER, a vice president of INVESCO, is the lead portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Fritz was an executive vice president and portfolio manager with Nelson, Benson & Zellmer, Inc. He holds an M.B.A. from Amos Tuck School -- Dartmouth College and a B.A. with a distinction in Economics from Dartmouth College.

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri -- St. Louis and a B.S.B.A. from St. Louis University.

S&P 500 Index Fund is managed by a team of World portfolio managers that is collectively responsible for the investment decisions relating to the Fund.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Growth Fund also offers the opportunity for current income. In addition, Growth & Income and Value Equity Funds offer the opportunity for total return. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o    are willing to grow their capital over the long-term (at least five years)
o understand that shares of a Fund can, and likely will, have daily price fluctuations
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although Growth, Growth & Income and Value Equity Funds do seek to provide income in addition to capital appreciation)
o unwilling to accept potentially significant changes in the price of Fund shares
o    speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ACCRUED INTEREST AND DIVIDENDS
 - FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you, your financial intermediary, or plan or program sponsor. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you, your financial intermediary, or plan or program sponsor after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Funds if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary, or plan or program sponsor for purchases of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this change, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. In addition, with respect to Class B and C shares, upon redemption of Class B shares held six years or less or Class C shares held thirteen months or less, a CDSC of 1% - 5% for Class B shares or 1% for Class C shares of the amount of the total original cost of the Class B or Class C shares at the time of purchase may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund.

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Investor Class, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in a Fund if you invest directly through INVESCO.

METHOD                       INVESTMENT MINIMUM         PLEASE REMEMBER
-------------------------------------------------------------------------------------
BY CHECK                     $1,000 for regular         INVESCO does not accept
Mail to:                     accounts;                  cash, credit cards,
INVESCO Funds Group, Inc.,   $250 for an IRA;           travelers' cheques, credit
P.O. Box 173706              $50 for each subsequent    card checks, instant loan
Denver, CO 80217-3706.       investment.                checks, money orders, or
You may send your check by                              third party checks unless
overnight courier to:                                   they are from another
4350 South Monaco Street,                               financial institution
Denver, CO 80237.                                       related to a retirement
                                                        plan transfer.
-------------------------------------------------------------------------------------
BY WIRE                      $1,000 for regular
You may send your payment    accounts; $250 for an IRA;
by bank wire (call           $50 for each subsequent
1-800-525-8085 for           investment.
instructions).
-------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        $1,000 for regular         You must provide your bank
Call 1-800-525-8085 to       accounts; $250 for an      account information to INVESCO
request your purchase.       IRA; $50 for each sub-     prior to using this option.
Upon your telephone          sequent investment.
instructions, INVESCO
will move money from
your designated bank/
credit union checking
or savings account in
order to purchase shares.
-------------------------------------------------------------------------------------

BY INTERNET (INVESTOR        $1,000 for regular         You will need a Web browser
CLASS - GRANDFATHERED        accounts; $250 for an      to use this service. Internet
INVESTOR ONLY)               IRA; $50 for each sub-     transactions are limited to
Go to the INVESCO Web        sequent investment.        a maximum of $25,000.
site at invescofunds.com

-------------------------------------------------------------------------------------

METHOD                       INVESTMENT MINIMUM         PLEASE REMEMBER
-------------------------------------------------------------------------------------

REGULAR INVESTING WITH       $50 per month for          Like all regular investment
EASIVEST OR DIRECT           EasiVest; $50 per pay      plans, neither EasiVest
PAYROLL PURCHASE             period for Direct Payroll  nor Direct Payroll Purchase
You may enroll on your fund  Purchase. You may start    ensures a profit or
application, or call us for  or stop your regular       protects against loss in a
a separate form and more     investment plan at any     falling market. Because
details. Investing the same  time, with two weeks'      you'll invest continually,
amount on a monthly basis    notice to INVESCO.         regardless of varying
allows you to buy more                                  price levels, consider your
shares when prices are low                              financial ability to keep
and fewer shares when prices                            buying through low price
are high. This "dollar cost                             levels. And remember that
averaging" may help offset                              you will lose money if you
market fluctuations. Over a                             redeem your shares when the
period of time, your average                            market value of all your
cost per share may be less                              shares is less than their
than the actual average net                             cost.
asset value per share.
----------------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE     $50 for subsequent         You must provide your bank
WITH ACH                     investments.               account information to
Automated transactions                                  INVESCO prior to using this
by phone are available for                              option. Automated
subsequent purchases and                                transactions are limited to
exchanges 24 hours a day.                               a maximum of $25,000.
Simply call 1-800-424-8085.

----------------------------------------------------------------------------------------
BY EXCHANGE                  $1,000 for regular         See "Exchange Policy."
Between the same class of    accounts; $250 for an IRA;
any two INVESCO funds. Call  $50 for each subsequent
1-800-525-8085 for           investment.
prospectuses of other
INVESCO funds. Exchanges may
be made by phone or at our
Web site at invescofunds.com.
You may also establish an
automatic monthly exchange
service between two INVESCO
funds; call us for further
details and the correct
form.

GRANDFATHERED  INVESTORS.  Investor Class shares of a Fund can be purchased only by:

o Persons or entities who have established an account in any of the funds managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and continuously maintained such account in Investor Class shares since April 1, 2002;
o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as
     joint  owners,  trustees,   custodians,  and  designated  beneficiaries.
o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002.
o Investor Class shares are available to defined benefit, defined contribution plans and deferred compensation plans.
o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institutions' policies.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per twelve-month period; but you may be subject to a redemption fee (S&P 500 Index Fund only) or front-end sales charge, described below.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under
     Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

REDEMPTION FEES (S&P 500 INDEX FUND ONLY). If you redeem or exchange shares of the Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being redeemed or exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is currently waived for institutional, qualified retirement plan and other shareholders investing through omnibus accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on shares held by such shareholders at any time if warranted by the Fund's future cost of processing redemptions. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in a Fund. Class A, B, C, and K shares of the Funds are available primarily through financial intermediaries.

In addition, you should also consider the factors below:

                              Investor
                              Class       Class A                 Class B       Class C        Class K
                              -----       -------                 -------       -------        -------
Initial Sales Charge          None        5.50%                   None          None           None

CDSC                          None        1% if you purchase      1% - 5% for   1% for shares  None
                                          $1,000,000 or more      shares held   held less
                                          and hold those shares   less than 6   than 13
                                          less than 18 months     years         months

12b-1 Fee                     0.25%       0.35%                   1.00%         1.00%          0.45%

Conversion                    No          No                      Yes(1)        No             No

Purchase Order Maximum        None        None                    $250,000      $1,000,000     None

(1) Converts to Class A shares after eight years along with the pro rata portion of its reinvested dividends and distributions.

INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts, and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

SALES  CHARGES  (CLASS A, B, AND C ONLY)
Sales charges on Class A shares of the Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Funds are subject to the following initial sales charges:

                                                INVESTOR'S SALES CHARGE
AMOUNT OF INVESTMENT                        AS A % OF           AS A % OF
IN A SINGLE TRANSACTION                   OFFERING PRICE        INVESTMENT

Less than                      $25,000      5.50%               5.82%
$25,000      but less than     $50,000      5.25%               5.54%
$50,000      but less than     $100,000     4.75%               4.99%
$100,000     but less than     $250,000     3.75%               3.90%
$250,000     but less than     $500,000     3.00%               3.09%
$500,000     but less than     $1,000,000   2.00%               2.04%
$1,000,000   or more                         NAV                 NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the total original cost of the shares.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

YEAR SINCE
PURCHASE MADE                  CLASS B           CLASS C

First                          5%                1%(1)
Second                         4%                None
Third                          3%                None
Fourth                         3%                None
Fifth                          2%                None
Sixth                          1%                None
Seventh and following          None(2)           None

(1) The first year will consist of the first thirteen months.
(2) Class B shares convert to Class A shares after eight years.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

          RIGHT OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

          LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES  CHARGE/CDSC  EXCEPTIONS
You will not pay initial sales charges:
o    on shares purchased by reinvesting dividends and distributions;
o    when exchanging shares among certain INVESCO funds;
o    when using the reinstatement privilege;
o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
o    upon automatic conversion of Class B to Class A.

You will not pay a CDSC:
o    if you purchase less than $1,000,000 of Class A shares;
o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
o    if you redeem Class B shares you held for more than six years;
o    if you redeem Class C shares you held for more than thirteen months;
o    if you  participate in the periodic  withdrawal  program and withdraw up to
     10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
o if you redeem shares acquired through reinvestment of dividends and distributions;
o    on increases in the net asset value of your shares;
o    to pay account fees;
o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o    for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted Master Distribution Plans and Agreements (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's classes of shares are used to pay distribution and service fees to IDI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under the Plan, each Fund's payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a Fund exceed these computed amounts, INVESCO pays the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by your financial intermediary, or plan or program sponsor for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption, depending on how long you have held your shares. If you buy $1,000,000 or more Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. In addition, with respect to Class B and C shares, upon redemption of Class B shares held six years or less or Class C shares held thirteen months or less, a CDSC of 1% - 5% for Class B shares or 1% for Class C shares of the amount of the total original cost of the shares at the time of purchase may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times--particularly in periods of severe economic or market disruption--when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances--for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REDEMPTION FEES (S&P 500 INDEX FUND ONLY). If you redeem or exchange shares of the Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being redeemed or exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is currently waived for institutional, qualified retirement plan and other shareholders investing through omnibus accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on shares held by such shareholders at any time if warranted by the Fund's future cost of processing redemptions. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

REINSTATEMENT PRIVILEGE (CLASS A ONLY). You may, within ninety days after you sell Class A shares, reinvest all or part of your redemption proceeds in Class A shares of a Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. In addition, if you had paid a CDSC on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Funds if you invest directly through INVESCO.

METHOD                       REDEMPTION MINIMUM         PLEASE REMEMBER
-------------------------------------------------------------------------------------

BY TELEPHONE                 $250 (or, if less, full    INVESCO's telephone
Call us toll-free at:        liquidation of the         redemption privileges may
1-800-525-8085.              account) for a redemption  be modified or terminated
                             check.  IRA redemptions    in the future at INVESCO's
                             are not permitted.         discretion. The maximum
                                                        amount which may be
                                                        redeemed by telephone is
                                                        generally $25,000.

-------------------------------------------------------------------------------------
IN WRITING                   Any amount.                The redemption request must
Mail your request to INVESCO                            be signed by all registered
Funds Group, Inc.,                                      account owners. Payment
P.O. Box 173706, Denver, CO                             will be mailed to your
80217-3706.                                             address as it appears on
You may also send your                                  INVESCO's records, or to a
request by overnight                                    bank designated by you in
courier to 4350 South Monaco                            writing.
Street, Denver, CO 80237.
-------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        $50. IRA redemptions are   You must provide your bank
Call 1-800-525-8085 to       not permitted.             account information to
request your redemption.                                INVESCO prior to using this
                                                        option. INVESCO will
                                                        automatically pay the
                                                        proceeds into your
                                                        designated bank account.
-------------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS  $50. IRA redemptions are   You will need a Web browser
- GRANDFATHERED INVESTORS    not permitted.              to use this service.
ONLY)                                                   Internet transactions are
Go to the INVESCO Web site                              limited to a maximum of
at invescofunds.com.                                    $25,000. INVESCO will
                                                        automatically pay the pro-
                                                        ceeds into your designated
                                                        bank account.
-------------------------------------------------------------------------------------

BY PERSONAL ACCOUNT LINE     $50.                       Be sure to write down the
WITH ACH                                                confirmation number
Automated transactions by                               provided to you. You must
phone are available for                                 forward your bank account
redemptions and exchanges 24                            information to INVESCO
hours a day. Simply call                                prior to using this option.
1-800-424-8085.

-------------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN     $100 per payment on a      You must have at least
You may call us to request   monthly or quarterly       $10,000 total invested with
the appropriate form and     basis. The redemption      the INVESCO funds with at
more information at          check may be made payable  least $5,000 of that total
1-800-525-8085.              to any party you           invested in the fund from
                             designate.                 which withdrawals will be
                                                        made.
-------------------------------------------------------------------------------------

METHOD                       REDEMPTION MINIMUM         PLEASE REMEMBER
-------------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY       Any amount.                All registered account
Mail your request to                                    owners must sign the
INVESCO Funds Group, Inc.,                              request, with signature
P.O. Box 173706                                         guarantees from an eligible
Denver, CO 80217-3706.                                  guarantor financial
                                                        institution, such as a
                                                        commercial bank or a
                                                        recognized national or
                                                        regional securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders annually, with respect to Dynamics, INVESCO Endeavor, Growth and Small Company Growth Funds, and quarterly, with respect to Growth & Income, S&P 500 Index and Value Equity Funds, or at such other times as the Funds may elect. All Funds can make distributions at other times, if they choose to do so.

A Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the various classes of each Fund for the past five years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single Fund share. Since Class A and B shares of the Funds and Class K shares of Small Company Growth and Value Equity Funds are new, financial information is not available for those classes as of the date of this Prospectus. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Stock Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                     PERIOD
                                                 YEAR ENDED           ENDED
                                                   JULY 31          JULY 31                 YEAR ENDED APRIL 30
-----------------------------------------------------------------------------------------------------------------
DYNAMICS FUND-INVESTOR CLASS                 2001         2000      1999(a)          1999         1998       1997
PER SHARE DATA
Net Asset Value-Beginning of Period        $27.86       $19.39       $18.15        $16.41       $12.02     $13.61
-----------------------------------------------------------------------------------------------------------------
INCOME  FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss) (c)           (0.12)       (0.00)         0.00          0.00       (0.05)     (0.04)
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                (10.43)         9.51         1.24          3.04         6.39     (0.19)
-----------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS          (10.55)         9.51         1.24          3.04         6.34     (0.23)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains             0.00         0.00         0.00          1.30         1.95       1.36
In Excess of Capital Gains                   0.08         1.04         0.00          0.00         0.00       0.00
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          0.08         1.04         0.00          1.30         1.95       1.36
-----------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period              $17.23       $27.86       $19.39        $18.15       $16.41     $12.02
=================================================================================================================

TOTAL RETURN                             (37.94%)       50.34%     6.83%(d)        20.83%       56.42%    (2.34%)

RATIOS
Net Assets-End of Period
  ($000 Omitted)                       $6,562,467   $7,865,489   $2,471,482    $2,044,321   $1,340,299   $762,396
Ratio of Expenses to Average Net
  Assets(e)                                 1.00%        0.89%     1.03%(f)         1.05%        1.08%      1.16%
Ratio of Net Investment Loss to
  Average Net Assets                      (0.49%)      (0.34%)   (0.32%)(f)       (0.41%)      (0.43%)    (0.31%)
Portfolio Turnover Rate                       55%          75%       23%(d)          129%         178%       204%

(a)  From May 1, 1999 to July 31, 1999.
(b) The per share information was computed based on average shares for the year ended July 31, 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 2000, the period ended July 31, 1999 and the year ended April 30, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f)  Annualized

                                                                        PERIOD
                                                YEAR ENDED               ENDED
                                                  JULY 31              JULY 31
                                            ------------------------------------
                                                    2001               2000(a)
DYNAMICS FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period               $27.78                $28.25
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                            (0.06)                (0.00)
Net Losses on Securities (Both Realized
  and Unrealized)                                (10.60)                (0.47)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 (10.66)                (0.47)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            0.08                  0.00
--------------------------------------------------------------------------------
Net Asset Value-End of Period                     $17.04                $27.78
================================================================================

TOTAL RETURN(d)                                 (38.45%)            (1.66%)(e)

RATIOS
Net Assets-End of Period  ($000 Omitted)        $28,887                 $4,779
Ratio of Expenses to Average Net Assets(f)        1.86%               1.71%(g)
Ratio of Net Investment Loss to  Average
  Net Assets                                    (1.34%)             (1.20%)(g)
Portfolio Turnover Rate                             55%                 75%(h)

(a)  From February 15, 2000, since inception of Class C, to July 31, 2000.
(b) The per share information was computed based on average shares for the period ended July 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the period ended July 31, 2000.
(d)  The applicable CDSC fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g)  Annualized
(h)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the year ended July 31, 2000.

                                                                  PERIOD ENDED
                                                                     JULY 31
--------------------------------------------------------------------------------
DYNAMICS FUND-CLASS K                                                2001(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                                   $22.50
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                   (0.03)
Net Losses on Securities (Both Realized and Unrealized)               (5.28)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      (5.31)
--------------------------------------------------------------------------------
Net Asset Value-End of Period                                         $17.19
================================================================================

TOTAL RETURN                                                     (23.60%)(b)

RATIOS
Net Assets-End of Period ($000 Omitted)                                   $6
Ratio of Expenses to Average Net Assets(c)(d)                       1.48%(e)
Ratio of Net Investment Loss to Average Net Assets(d)             (1.03%)(e)
Portfolio Turnover Rate                                               55%(f)

(a)  From December 1, 2000, since inception of Class K, to July 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the period ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.06% (annualized) and ratio of net investment loss to average net assets would have been (2.61%) (annualized).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended July 31, 2001.

                                                                              PERIOD           PERIOD
                                                     YEAR ENDED                ENDED            ENDED
                                                       JULY 31               JULY 31         APRIL 30
---------------------------------------------------------------------------------------------------------
INVESCO ENDEAVOR FUND-INVESTOR CLASS          2001             2000          1999(a)          1999(b)
PER SHARE DATA
Net Asset Value-Beginning of Period         $24.32           $16.61           $16.32           $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(c)
Net Investment Loss(d)                      (0.23)           (0.00)           (0.03)           (0.03)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)           (12.93)             9.04             0.32             6.35
---------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS           (13.16)             9.04             0.29             6.32
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains              0.00             0.23             0.00             0.00
In Excess of Capital Gains                    0.48             1.10             0.00             0.00
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           0.48             1.33             0.00             0.00
---------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period               $10.68           $24.32           $16.61           $16.32
=========================================================================================================

TOTAL RETURN                              (54.86%)           55.84%         1.78%(e)        63.20%(e)

RATIOS
Net Assets-End of Period ($000 Omitted)   $161,842         $390,638         $109,532          $72,592
Ratio of Expenses to
  Average Net Assets(f)(g)                   1.51%            1.41%         1.49%(h)         1.43%(h)
Ratio of Net Investment Loss to
  Average Net Assets(g)                    (1.24%)          (0.93%)       (0.83%)(h)       (0.55%)(h)
Portfolio Turnover Rate                       195%              81%           47%(e)         107% (e)

(a)  From May 1, 1999 to July 31, 1999.
(b) From October 28, 1998, commencement of investment operations, to April 30, 1999.
(c) The per share information was computed based on average shares for the year ended July 31, 2001 and the period ended April 30, 1999.
(d) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 2000.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.73% and the ratio of net investment loss to average net assets would have been (1.46%).
(h)  Annualized

                                                     YEAR ENDED     PERIOD ENDED
                                                       JULY 31         JULY 31
                                            ------------------------------------
                                                         2001          2000(a)
INVESCO ENDEAVOR FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period                    $24.27           $25.74
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                    (0.12)           (0.16)
Net Losses on Securities (Both Realized
  and Unrealized)                                     (13.10)           (1.31)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                      (13.22)           (1.47)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                 0.48             0.00
--------------------------------------------------------------------------------
Net Asset Value-End of Period                          $10.57           $24.27
================================================================================

TOTAL RETURN(c)                                      (55.22%)       (5.71%)(d)

RATIOS
Net Assets-End of Period  ($000 Omitted)               $2,438           $2,509
Ratio of Expenses to Average Net Assets(e)(f)           2.26%         2.05%(g)
Ratio of Net Investment Loss to Average Net Assets(f) (1.97%)       (1.58%)(g)
Portfolio Turnover Rate                                  195%           81%(h)

(a)  From February 15, 2000, since inception of Class C, to July 31, 2000.
(b) The per share information was computed based on average shares for the period ended July 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.48% and the ratio of net investment loss to average net assets would have been (2.19%).
(g)  Annualized
(h) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended July 31, 2000.

                                                                PERIOD ENDED
                                                                   JULY 31
--------------------------------------------------------------------------------
INVESCO ENDEAVOR FUND-CLASS K                                      2001(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                                 $17.31
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                 (0.13)
Net Losses on Securities (Both Realized and Unrealized)             (6.51)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                    (6.64)
--------------------------------------------------------------------------------
Net Asset Value-End of Period                                       $10.67
================================================================================

TOTAL RETURN                                                   (38.36%)(c)

RATIOS
Net Assets-End of Period ($000 Omitted)                                 $1
Ratio of Expenses to Average Net Assets(d)(e)                     1.74%(f)
Ratio of Net Investment Loss to Average Net Assets(e)           (1.44%)(f)
Portfolio Turnover Rate                                            195%(g)

(a)  From December 1, 2000, since inception of Class K, to July 31, 2001.
(b)  The per share information was computed based on average shares.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the period ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 4.23% (annualized) and ratio of net investment loss to average net assets would have been (3.93%) (annualized).
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended July 31, 2001.

                                                                        PERIOD
                                                     YEAR ENDED          ENDED
                                                       JULY 31         JULY 31            YEAR ENDED AUGUST 31
---------------------------------------------------------------------------------------------------------------
GROWTH FUND-INVESTOR CLASS
  (FORMERLY INVESCO BLUE CHIP GROWTH FUND)        2001        2000      1999(a)       1998       1997      1996
PER SHARE DATA
Net Asset Value-Beginning of Period              $8.47       $6.75        $5.15     $ 6.06     $ 5.44    $ 5.33
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                 (0.05)        0.00         0.00       0.02       0.01      0.03
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                 (4.27)        2.48         2.11       0.69       1.39      0.95
---------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (4.32)        2.48         2.11       0.71       1.40      0.98
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(d)           0.00        0.00         0.00       0.02       0.01      0.03
Distributions from Capital Gains                  0.00        0.76         0.51       1.60       0.77      0.84
In Excess of Capital Gains                        1.07        0.00         0.00       0.00       0.00      0.00
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               1.07        0.76         0.51       1.62       0.78      0.87
---------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                    $3.08       $8.47        $6.75     $ 5.15     $ 6.06    $ 5.44
===============================================================================================================

TOTAL RETURN                                  (56.43%)      38.42%    42.06%(e)     13.42%     28.14%    20.23%

RATIOS
Net Assets-End of Period ($000 Omitted)     $1,251,042  $2,008,680   $1,232,908   $747,739   $709,220  $596,726
Ratio of Expenses to Average Net Assets(f)       1.16%       1.02%     1.03%(g)      1.04%      1.07%     1.05%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                           (0.96%)     (0.63%)   (0.08%)(g)      0.37%      0.22%     0.64%
Portfolio Turnover Rate                           129%        168%      134%(e)       153%       286%      207%

(a)  From September 1, 1998 to July 31, 1999.
(b) The per share information was computed based on average shares for the year ended July 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended July 31, 2000 and the period ended July 31, 1999.
(d) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended July 31, 2000 and the period ended July 31, 1999.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(g)  Annualized

                                                YEAR ENDED     PERIOD ENDED
                                                  JULY 31         JULY 31
                                            ------------------------------------
                                                    2001          2000(a)
GROWTH FUND-CLASS C (FORMERLY,
INVESCO BLUE CHIP GROWTH FUND)
PER SHARE DATA
Net Asset Value-Beginning of Period                $8.44            $8.26
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                               (0.03)           (0.05)
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                        (4.29)             0.23
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (4.32)             0.18
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            1.07             0.00
--------------------------------------------------------------------------------
Net Asset Value-End of Period                      $3.05            $8.44
================================================================================

TOTAL RETURN(c)                                 (56.67%)         2.18%(d)

RATIOS
Net Assets-End of Period  ($000 Omitted)          $9,108           $3,213
Ratio of Expenses to Average Net Assets(e)         2.04%         1.76%(f)
Ratio of Net Investment Loss to  Average
  Net Assets                                     (1.82%)       (1.54%)(f)
Portfolio Turnover Rate                             129%          168%(g)

(a)  From February 15, 2000, since inception of Class C, to July 31, 2000.
(b) The per share information was computed based on average shares for the period ended July 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the year ended July 31, 2000.

                                                                PERIOD ENDED
                                                                   JULY 31
--------------------------------------------------------------------------------
GROWTH FUND-CLASS K (FORMERLY, INVESCO BLUE
  CHIP GROWTH FUND)                                                2001(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                                  $5.41
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                 (0.02)
Net Losses on Securities (Both Realized and Unrealized)             (2.36)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                    (2.38)
--------------------------------------------------------------------------------
Net Asset Value-End of Period                                        $3.03
================================================================================

TOTAL RETURN                                                    (43.99)(c)

RATIOS
Net Assets-End of Period ($000 Omitted)                                 $8
Ratio of Expenses to Average Net Assets(d)                        2.96%(e)
Ratio of Net Investment Loss to Average Net Assets              (2.72%)(e)
Portfolio Turnover Rate                                            129%(f)

(a)  From December 1, 2000, since inception of Class K, to July 31, 2001.
(b)  The per share information was computed based on average shares.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the year ended July 31, 2001.

                                                                                  PERIOD           PERIOD
                                                       YEAR ENDED                  ENDED            ENDED
                                                          JULY 31                JULY 31         APRIL 30
---------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND-INVESTOR CLASS                 2001           2000          1999(a)          1999(b)
PER SHARE DATA
Net Asset Value-Beginning of Period               $18.93         $15.37           $14.54           $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(c)                            (0.00)         (0.00)           (0.00)           (0.00)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                 (7.93)           4.60             0.83             5.22
---------------------------------------------------------------------------------------------------------
TOTAL FROM  INVESTMENT OPERATIONS                 (7.93)           4.60             0.83             5.22
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains                    0.00           1.04             0.00             0.68
In Excess of Capital Gains                          0.79           0.00             0.00             0.00
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 0.79           1.04             0.00             0.68
---------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                     $10.21         $18.93           $15.37           $14.54
=========================================================================================================

TOTAL RETURN                                    (43.25%)          30.79%         5.71%(d)        53.07%(d)

RATIOS
Net Assets-End of Period ($000 Omitted)          $88,409        $200,584          $61,316          $53,994
Ratio of Expenses to Average Net Assets(e)(f)       1.51%          1.46%         1.52%(g)         1.52%(g)
Ratio of Net Investment Loss to
   Average Net Assets (f)                         (0.99%)        (0.85%)       (0.45%)(g)       (0.25%)(g)
Portfolio Turnover Rate                              218%           177%           46%(d)          121%(d)

(a)  From May 1, 1999 to July 31, 1999.
(b)  From July 1, 1998,  commencement  of  investment  operations,  to April 30,
     1999.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended July 31, 2001 and 2000 and the periods ended July 31, 1999 and April 30, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended July 31, 2001 and 2000 and the periods ended July 31, 1999 and April 30, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.69%, 1.46%, 1.75% (annualized) and 1.71% (annualized) respectively, and ratio of net investment loss to average net assets would have been (1.17%), (0.85%), (0.68%) (annualized) and (0.44%) (annualized), respectively.
(g)  Annualized

                                                        YEAR ENDED   YEAR ENDED
                                                          JULY 31      JULY 31
                                                    ----------------------------
                                                            2001       2000(a)
GROWTH & INCOME FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period                       $18.87        $18.19
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                                    (0.03)        (0.13)
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                                (7.96)          0.81
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                          (7.99)          0.68
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                    0.79          0.00
--------------------------------------------------------------------------------
Net Asset Value-End of Period                             $10.09        $18.87
================================================================================

TOTAL RETURN(c)                                         (43.72%)      3.74%(d)

RATIOS
Net Assets-End of Period  ($000 Omitted)                  $2,142        $1,388
Ratio of Expenses to Average Net Assets(e)(f)              2.27%      2.00%(g)
Ratio of Net Investment Loss to Average Net Assets(f)    (1.78%)    (1.63%)(g)
Portfolio Turnover Rate                                     218%       177%(h)

(a)  From February 15, 2000, since inception of Class C, to July 31, 2000.
(b) The per share information was computed based on average shares for the period ended July 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.32% and ratio of net investment loss to average net assets would have been (1.83%).
(g)  Annualized
(h) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended July 31, 2000.

                                                                  PERIOD ENDED
                                                                       JULY 31
--------------------------------------------------------------------------------
GROWTH & INCOME FUND-CLASS K                                           2001(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                                     $15.22
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                     (0.02)
Net Losses on Securities (Both Realized and Unrealized)                 (4.99)
--------------------------------------------------------------------------------
TOTAL FROM  INVESTMENT OPERATIONS                                       (5.01)
--------------------------------------------------------------------------------
Net Asset Value-End of Period                                           $10.21
================================================================================

TOTAL RETURN                                                       (32.92%)(c)

RATIOS
Net Assets-End of Period ($000 Omitted)                                    $10
Ratio of Expenses to Average Net Assets(d)(e)                         1.81%(f)
Ratio of Net Investment Loss to Average Net Assets(e)               (1.31%)(f)
Portfolio Turnover Rate                                                218%(g)

(a)  From December 1, 2000, since inception of Class K, to July 31, 2001.
(b)  The per share information was computed based on average shares.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the period ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.68% (annualized) and ratio of net investment loss to average net assets would have been (2.18%) (annualized).
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended July 31, 2001.

                                                             PERIOD
                                          YEAR ENDED          ENDED
                                            JULY 31         JULY 31            YEAR ENDED MAY 31
----------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND-              2001        2000    1999(a)       1999       1998      1997
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value-Beginning of Period   $18.50      $13.61     $12.08     $11.90     $12.82    $14.38
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)       (0.04)      (0.00)       0.00       0.00     (0.06)    (0.07)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)     (4.77)        6.88       1.53       1.35       2.56    (0.96)
----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS      (4.81)        6.88       1.53       1.35       2.50    (1.03)
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains        0.00        1.99       0.00       1.17       3.42      0.53
In Excess of Capital Gains              0.93        0.00       0.00       0.00       0.00      0.00
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     0.93        1.99       0.00       1.17       3.42      0.53
----------------------------------------------------------------------------------------------------
Net Asset Value-End of Period         $12.76      $18.50     $13.61     $12.08     $11.90    $12.82
====================================================================================================

TOTAL RETURN                        (26.53%)      53.55%  12.67%(d)     12.91%     22.65%   (7.08%)

RATIOS
Net Assets-End of Period
   ($000 Omitted)                $1,395,113   $1,440,445   $452,861   $318,109   $272,619  $294,259
Ratio of Expenses to
  Average Net Assets(e)(f)            1.29%        1.20%   1.50%(g)      1.51%      1.48%     1.52%
Ratio of Net Investment Loss
   to Average Net Assets(f)         (0.28%)      (0.34%) (0.69%)(g)    (0.58%)    (0.42%)   (0.55%)
Portfolio Turnover Rate                112%         186%     41%(d)       203%       158%      216%

(a)  From June 1, 1999 to July 31, 1999.
(b) The per share information was computed based on average shares for the year ended July 31, 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 2000, the period ended July 31, 1999 and the year ended May 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2000, the period ended July 31, 1999 and for the years ended May 31, 1999 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.21%, 1.62% (annualized), 1.59% and 1.54%, respectively, and ratio of net investment loss to average net assets would have been (0.35%), (0.81%) (annualized), (0.66%) and (0.57%), respectively.
(g)  Annualized

                                                   YEAR ENDED     PERIOD ENDED
                                                     JULY 31         JULY 31
                                          --------------------------------------
                                                       2001          2000(a)
SMALL COMPANY GROWTH FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period                  $18.37           $20.68
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                               (0.12)           (0.00)
Net Losses on Securities
  (Both Realized and Unrealized)                     (4.78)           (2.31)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                     (4.90)           (2.31)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS               0.93             0.00
--------------------------------------------------------------------------------
Net Asset Value-End of Period                        $12.54           $18.37
================================================================================

TOTAL RETURN(c)                                    (27.24%)      (11.17%)(d)

RATIOS
Net Assets-End of Period  ($000 Omitted)             $2,034           $1,926
Ratio of Expenses to Average Net Assets(e)            2.13%         1.83%(f)
Ratio of Net Investment Loss to  Average
  Net Assets                                        (1.12%)       (0.91%)(f)
Portfolio Turnover Rate                                112%          186%(g)

(a)  From February 15, 2000, since inception of Class C, to July 31, 2000.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the period ended July 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the year ended July 31, 2000.

                                                                                PERIOD
                                                                                 ENDED
                                                      YEAR ENDED JULY 31       JULY 31
--------------------------------------------------------------------------------------
S&P 500 INDEX FUND--INVESTOR CLASS                 2001     2000     1999     1998(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                $15.36   $14.39   $12.14   $10.00
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.10     0.11     0.14     0.07
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                   (2.39)     1.09     2.29     2.14
--------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   (2.29)     1.20     2.43     2.21
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                 0.10     0.11     0.13     0.07
Distributions from Capital Gains                     0.00     0.10     0.05     0.00
In Excess of Capital Gains                           0.19     0.02     0.00     0.00
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  0.29     0.23     0.18     0.07
-------------------------------------------------------------------------------------
Net Asset Value-End of Period                      $12.78   $15.36   $14.39   $12.14
=====================================================================================

TOTAL RETURN                                     (15.07%)    8.34%   20.09% 22.11%(b)

RATIOS
Net Assets-End of Period ($000 Omitted)          $116,309  $92,784  $64,613  $15,065
Ratio of Expenses to Average Net Assets(c)(d)       0.63%    0.63%    0.60%  0.62%(e)
Ratio of Net Investment Income
  to Average Net Assets(d)                          0.75%    0.74%    1.06%  1.52%(e)
Portfolio Turnover Rate                               43%      13%       2%  0%(b)(f)

(a) From December 23, 1997, commencement of investment operations, through July 31, 1998.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended July 31, 2001, 2000 and 1999 and the period ended July 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.99%, 0.95%, 0.99% and 1.71% (annualized), respectively, and ratio of net investment income to average net assets would have been 0.39%, 0.43%, 0.67% and 0.43% (annualized), respectively.
(e)  Annualized
(f) Portfolio Turnover Rate calculated to less than 0.10% for the period ended July 31, 1998.

                                                                          PERIOD
                                                                           ENDED
                                                 YEAR ENDED JULY 31      JULY 31        YEAR ENDED AUGUST 31
----------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND-INVESTOR CLASS                  2001        2000      1999(a)       1998        1997     1996
PER SHARE DATA
Net Asset Value-Beginning of Period             $25.15      $29.61       $25.68     $28.30      $22.24   $19.53
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.11        0.11         0.17       0.26        0.35     0.35
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)               (0.15)      (1.96)         6.25     (0.43)        6.62     3.09
----------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.04)      (1.85)         6.42     (0.17)        6.97     3.44
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)           0.11        0.11         0.17       0.26        0.35     0.35
Distributions from Capital Gains                  3.81        2.50         2.32       2.19        0.56     0.38
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               3.92        2.61         2.49       2.45        0.91     0.73
----------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                   $21.19      $25.15       $29.61     $25.68      $28.30   $22.24
================================================================================================================

TOTAL RETURN                                     0.20%     (6.52%)    25.41%(c)    (1.06%)      32.04%   17.77%

RATIOS
Net Assets-End of Period ($000 Omitted)       $198,905    $248,944     $369,982   $349,984    $369,766 $200,046
Ratio of Expenses to
   Average Net Assets(d)(e)                      1.31%       1.31%     1.27%(f)      1.15%       1.04%    1.01%
Ratio of Net Investment Income to
   Average Net Assets(e)                         0.48%       0.40%     0.63%(f)      0.86%       1.35%    1.64%
Portfolio Turnover Rate                            54%         67%       22%(c)        48%         37%      27%

(a)  From September 1, 1998 to July 31, 1999.
(b) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the years ended July 31, 2001 and 2000, the period ended July 31, 1999 and the year ended August 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian and transfer agent fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended July 31, 2001 and 2000, the period ended July 31, 1999 and the year ended August 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.53%, 1.44%, 1.38% (annualized) and 1.19%, respectively, and ratio of net investment income to average net assets would have been 0.26%, 0.27%, 0.52% (annualized) and 0.82%, respectively.
(f)  Annualized

                                                   YEAR ENDED     PERIOD ENDED
                                                     JULY 31         JULY 31
                                          --------------------------------------
                                                       2001          2000(a)
VALUE EQUITY FUND - CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period                  $24.90           $24.72
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                  (0.06)           (0.06)
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                      (0.14)             0.45
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                     (0.20)             0.39
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)                0.07             0.21
Distributions from Capital Gains                       3.81             0.00
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    3.88             0.21
--------------------------------------------------------------------------------
Net Asset Value-End of Period                        $20.82           $24.90
================================================================================

TOTAL RETURN(d)                                     (0.49%)         1.52%(e)

RATIOS
Net Assets-End of Period  ($000 Omitted)             $1,024              $96
Ratio of Expenses to Average Net Assets(f)(g)         2.04%         2.13%(h)
Ratio of Net Investment Loss to
  Average Net Assets(g)                             (0.23%)       (0.49%)(h)
Portfolio Turnover Rate                                 54%           67%(i)

(a)  From February 15, 2000, since inception of Class C, to July 31, 2000.
(b) The per share information was computed based on average shares for the year ended July 31, 2001.
(c) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended July 31, 2001 and the period ended July 31, 2000.
(d)  The applicable CDSC fees are not included in the Total Return  calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2001 and the period ended July 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.29% and 2.22% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.48%) and (0.58%) (annualized), respectively.
(h)  Annualized
(i) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended July 31, 2000.

FEBRUARY 28, 2002

INVESCO STOCK FUNDS, INC.
INVESCO DYNAMICS FUND-INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO ENDEAVOR FUND-INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO GROWTH FUND-INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO GROWTH & INCOME FUND-INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO SMALL COMPANY GROWTH FUND-INVESTOR CLASS, CLASS A, B, C, AND K INVESCO S&P 500 INDEX FUND-INVESTOR CLASS
INVESCO VALUE EQUITY FUND-INVESTOR CLASS, CLASS A, B, C, AND K

You  may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated February 28, 2002 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-3826 and 002-85905.



811-3826

                       STATEMENT OF ADDITIONAL INFORMATION


                            INVESCO STOCK FUNDS, INC.

              INVESCO Dynamics Fund - Investor Class, Institutional
                           Class, Class A, B, C, and K
      INVESCO Endeavor Fund - Investor Class, Class A, B, C, and K
          INVESCO Growth Fund - Investor Class, Class A, B, C, and K
                    (Formerly, INVESCO Blue Chip Growth Fund)
       INVESCO Growth & Income Fund - Investor Class, Class A, B, C, and K INVESCO Small Company Growth Fund - Investor Class, Class A, B, C, and K
       INVESCO S&P 500 Index Fund - Investor Class and Institutional Class
        INVESCO Value Equity Fund - Investor Class, Class A, B, C, and K

              Class A and B shares will be available April 1, 2002

Address:                                     Mailing Address:

4350 South Monaco Street,                    P.O. Box 173706,
Denver, CO 80237                             Denver, CO 80217-3706

                                   Telephone:

                           In continental U.S., call:

                      1-800-525-8085 for Investor Class and
           1-800-328-2234 for Institutional Class, Class A, B, C, and K

                               February 28, 2002

------------------------------------------------------------------------------

A Prospectus for the Investor Class and, if applicable, Class A, B, C, and K shares of INVESCO Dynamics, INVESCO Endeavor, INVESCO Growth, INVESCO Growth & Income, INVESCO Small Company Growth, INVESCO S&P 500 Index and INVESCO Value Equity Funds dated February 28, 2002; a Prospectus for INVESCO Dynamics Fund - Institutional Class dated November 30, 2001; and a Prospectus for INVESCO S&P 500 Index Fund - Institutional Class dated November 30, 2001, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706, or by calling 1-800-525-8085 for Investor Class and 1-800-328-2234 for Institutional Class, Class A, B, C, and K. The Prospectus of the Investor Class, Class A, B, C, and K shares of the Funds are also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company...........................................................52

Investments, Policies and Risks.......................................53

Investment Restrictions...............................................73

Management of the Funds...............................................76

Other Service Providers..............................................125

Brokerage Allocation and Other Practices.............................126

Capital Stock........................................................129

Tax Consequences of Owning Shares of a Fund..........................131

Performance..........................................................133

Code of Ethics.......................................................138

Financial Statements.................................................138

Appendix A...........................................................139

THE COMPANY

INVESCO Stock Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Dynamics Fund, Inc. on April 2, 1993. On July 1, 1993, the Company assumed all of the assets and liabilities of Financial Dynamics Fund, Inc. ("FDF"), which was incorporated in Colorado on February 17, 1967. All financial and other information about the Company for periods prior to July 1, 1993 relates to FDF. On June 26, 1997, the Company changed its name to INVESCO Capital Appreciation Funds, Inc. and designated two series of shares of common stock of the Company as the INVESCO Dynamics Fund and the INVESCO Growth & Income Fund. On August 28, 1998, the Company changed its name to INVESCO Equity Funds, Inc. and designated a third series of shares of common stock of the Company as the INVESCO Endeavor Fund. On October 29, 1998 the Company changed its name to INVESCO Stock Funds, Inc. On July 15, 1999, the Company assumed all of the assets and liabilities of INVESCO Growth Fund, a series of INVESCO Growth Fund, Inc.; INVESCO Small Company Growth Fund, a series of INVESCO Emerging Opportunity Funds, Inc.; INVESCO S&P 500 Index Fund, a series of INVESCO Specialty Funds, Inc.; and INVESCO Value Equity Fund, a series of INVESCO Value Trust.

The Company is an open-end, diversified, management investment company currently consisting of seven portfolios of investments: INVESCO Dynamics Fund - Investor Class, Institutional Class, Class A, B, C, and K; INVESCO Endeavor Fund - Investor Class, Class A, B, C, and K; INVESCO Growth Fund - Investor Class, Class A, B, C, and K; INVESCO Growth & Income Fund - Investor Class, Class A, B, C, and K; INVESCO Small Company Growth Fund - Investor Class, Class A, B, C, and K; INVESCO S&P 500 Index Fund - Investor Class and Institutional Class, and INVESCO Value Equity Fund - Investor Class, Class A, B, C, and K (each a "Fund" and collectively, the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

Although S&P 500 Index Fund attempts to mirror the performance of the S&P 500 Composite Stock Price Index ("S&P 500"), the Fund is not affiliated in any way with Standard & Poor's ("S&P"). S&P is not involved in the determination of the prices and amount of the securities bought by the Fund, the sale of Fund shares or the calculation of the equation by which Fund shares are to be converted into cash.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Company, shareholders of the Fund or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranty, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
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INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs -- American Depository Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Growth & Income Fund may invest up to 25% of its portfolio in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower-grade ratings by S&P or Moody's, at the time of purchase, the Funds are not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least B by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing.

These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds, except for S&P 500 Index Fund, may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

SECTOR RISK -- Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to the economic, business or other developments which generally affect that sector.

EUROBONDS AND YANKEE BONDS (All Funds, except S&P 500 Index Fund) -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor and/or sub-advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the advisor and/or sub-advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the advisor and/or sub-advisor employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the advisor
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and/or sub-advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the advisor and/or sub-advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor and/or sub-advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor and/or sub-advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor and/or sub-advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's and/or sub-advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRs -- Holding Company Depository Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES (All Funds, except S&P 500 Index Fund) -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's

Depository Receipts ("SPDRs") and shares of other investment companies and exchange-traded funds. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940, as amended (the "1940 Act"), limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

REAL ESTATE INVESTMENT TRUSTS - To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO and the applicable sub-advisor must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES (All Funds, except S&P 500 Index Fund) -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO provides the following services in connection with the securities lending activities of each Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO and the applicable sub-advisors are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the Investment Company Act of 1940, as amended
(the "1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5. issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth the preceding sentence.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

--------------------------------------------------------------------------------
INVESTMENT          DYNAMICS    INVESCO ENDEAVOR   GROWTH        GROWTH & INCOME
--------------------------------------------------------------------------------
EQUITY SECURITIES   Unlimited   Unlimited          Unlimited     Unlimited

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LOWER RATED                                        Not Allowed   Up to 25%
CORPORATE DEBT
SECURITIES
--------------------------------------------------------------------------------
FOREIGN             Up to 25%   Up to 25%          Up to 25%        Up to 25%
SECURITIES
(Percentages
exclude ADRs and
securities of
Canadian
issuers.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT           SMALL COMPANY GROWTH    S&P 500 INDEX      VALUE EQUITY
--------------------------------------------------------------------------------
EQUITY SECURITIES    Normally, at            Normally,          Normally, at
                     least 65% (80%          those listed       least 65%
                     effective July 31,      in the S&P 500
                     2002) in companies      Index
                     with market capital-
                     izations of $2.5
                     billion or less
--------------------------------------------------------------------------------
LOWER RATED          Up to 5%
CORPORATE DEBT
SECURITIES
--------------------------------------------------------------------------------
FOREIGN              Up to 25%               Only               Up to 25%
SECURITIES                                   securities
(Percentages                                 that are
exclude ADRs and                             listed in the
securities of                                S&P 500 Index
Canadian
issuers.)
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
                Series Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of January 31, 2002, INVESCO managed 46 mutual funds having combined assets of over $28 billion, on behalf of more than 2,818,463 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $397.9 billion in assets under management as of December 31, 2001.

AMVESCAP PLC's North American subsidiaries include:

INVESCO Retirements, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

     AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company), a division of IRI, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. AMVESCAP National Trust Company acts as trustee or custodian to these plans. AMVESCAP National Trust Company accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of
          Section 401(k) retirement plans.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO (NY) Division, New York, is an investment advisor for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment advisor to several closed-end investment companies, and as sub-advisor with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Funds under an Investment Advisory Agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o    administrative;

     o    internal accounting (including computation of net asset value);

     o    clerical and statistical;

     o    secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o    supplying  the  Company  with  officers,   clerical  staff  and  other
          employees;

     o    furnishing  office  space,   facilities,   equipment,   and  supplies;
          providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o    supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Dynamics and Growth Funds

     o    0.60% on the first $350 million of each Fund's average net assets;

     o    0.55% on the next $350 million of each Fund's average net assets;

     o    0.50% of each Fund's average net assets from $700 million;

     o    0.45% of each Fund's average net assets from $2 billion;

     o    0.40% of each Fund's average net assets from $4 billion;

     o    0.375% of each Fund's average net assets from $6 billion; and

     o    0.35% of each Fund's average net assets from $8 billion.

INVESCO Endeavor and Growth & Income Funds

     o    0.75% on the first $500 million of each Fund's average net assets;

     o    0.65% on the next $500 million of each Fund's average net assets;

     o    0.55% of each Fund's average net assets from $1 billion;

     o    0.45% of each Fund's average net assets from $2 billion;

     o    0.40% of each Fund's average net assets from $4 billion;

     o    0.375% of each Fund's average net assets from $6 billion; and

     o    0.35% of each Fund's average net assets from $8 billion.

Small Company Growth Fund

     o    0.75% on the first $350 million of the Fund's average net assets;

     o    0.65% on the next $350 million of the Fund's average net assets;

     o    0.55% of the Fund's average net assets from $700 million;

     o    0.45% of the Fund's average net assets from $2 billion;

     o    0.40% of the Fund's average net assets from $4 billion;

     o    0.375% of the Fund's average net assets from $6 billion; and

     o    0.35% of the Fund's average net assets from $8 billion.

S&P 500 Index Fund

     o    0.25% of the Fund's average net assets.

Value Equity Fund

     o    0.75% on the first $500 million of the Fund's average net assets;

     o    0.65% on the next $500 million of the Fund's average net assets;

     o    0.50% of the Fund's average net assets from $1 billion;

     o    0.45% of the Fund's average net assets from $2 billion;

     o    0.40% of the Fund's average net assets from $4 billion;

     o    0.375% of the Fund's average net assets from $6 billion; and

     o    0.35% of the Fund's average net assets from $8 billion.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. Since Small Company Growth and Value Equity Funds' Class K shares were not offered until August 31, 2001 and the Funds' Class A and B shares were not offered until April 1, 2002, no advisory fees were paid with respect to Class K shares for Small Company Growth and Value Equity Funds and Class A and B shares of the Funds for the periods shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO.

                                  Advisory       Total Expense     Total Expense
                                  Fee Dollars    Reimbursements    Limitations
                                  -----------    --------------    ------------
INVESTOR CLASS
--------------

DYNAMICS FUND
Year Ended July 31, 2001        $  34,407,534  $       0           1.20%
Year Ended July 31, 2000           24,121,605          0           1.20%
Period Ended July 31, 1999(1)       2,927,803          0           1.20%(2)
Year Ended April 30, 1999           7,750,919          0           1.21%

INVESCO ENDEAVOR FUND
Year Ended July 31, 2001        $   2,183,595  $ 654,006           1.50%
Year Ended July 31, 2000            2,159,491          0           1.50%
Period Ended July 31, 1999(1)         173,488          0           1.50%
Period Ended April 30, 1999(3)        206,836          0           1.50%

GROWTH FUND
Year Ended July 31, 2001        $   9,418,759        N/A           N/A
Year Ended July 31, 2000            8,575,984        N/A           N/A
Period Ended July 31, 1999(1)       5,712,698        N/A           N/A
Year Ended August 31, 1998          4,561,574        N/A           N/A

GROWTH & INCOME FUND
Year Ended July 31, 2001        $   1,192,257  $ 285,561           1.50%
Year Ended July 31, 2000            1,059,505        472           1.50%
Period Ended July 31, 1999(2)         107,949     33,201           1.50%
Period Ended April 30, 1999(5)        209,172     53,659           1.50%

                                  Advisory       Total Expense     Total Expense
                                  Fee Dollars    Reimbursements    Limitations
                                  -----------    --------------    ------------
SMALL COMPANY GROWTH FUND
Year Ended July 31, 2001        $   9,158,751  $       0           1.50%
Year Ended July 31, 2000            6,057,172      1,326           1.50%
Period Ended July 31, 1999(6)         512,934     84,361           1.50%
Year Ended May 31, 1999             1,973,393    201,069           1.50%

S&P 500 INDEX FUND
Year Ended July 31, 2001        $     258,955  $ 371,496           0.65%(7)
Year Ended July 31, 2000              206,633    269,898           0.60%
Year Ended July 31, 1999               99,317    155,166           0.60%(8)

VALUE EQUITY FUND
Year Ended July 31, 2001        $   1,723,504  $ 507,936           1.30%
Year Ended July 31, 2000            2,307,737    401,744           1.30%
Period Ended July 31, 1999(1)       2,756,316    397,754           1.30%(9)
Year Ended August 31, 1998          3,080,351    164,235           1.25%(10)

INSTITUTIONAL CLASS
-------------------

DYNAMICS FUND
Year Ended July 31, 2001         $     80,535  $       0           0.95%
Period Ended July 31, 2000(11)         19,552          0           0.95%

S&P 500 INDEX FUND
Year Ended July 31, 2001         $      5,062  $  30,289           0.35%
Year Ended July 31, 2000               12,144     31,275           0.35%
Year Ended July 31, 1999                9,042     29,912           0.35%(12)

CLASS C
-------

DYNAMICS FUND
Year Ended July 31, 2001         $     91,390  $       0           1.95%
Period Ended July 31, 2001(13)          4,199          0           1.95%

INVESCO ENDEAVOR FUND
Year Ended July 31, 2001         $     27,403  $   7,912           2.25%
Period Ended July 31, 2000(13)          3,950          0           2.25%

GROWTH FUND
Year Ended July 31, 2001         $     49,494        N/A           N/A
Period Ended July 31, 2000(13)          3,629        N/A           N/A

                                  Advisory       Total Expense     Total Expense
                                  Fee Dollars    Reimbursements    Limitations
                                  -----------    --------------    ------------
GROWTH & INCOME FUND
Year Ended July 31, 2001         $     16,102  $   1,022           2.25%
Period Ended July 31, 2000(13)          2,194          0           2.25%

SMALL COMPANY GROWTH FUND
Year Ended July 31, 2001         $     14,733  $       0           2.25%
Period Ended July 31, 2000(13)          3,131          0           2.25%

VALUE EQUITY FUND
Year Ended July 31, 2001         $      5,376  $   1,808           2.05%
Period Ended July 31, 2000(13)            166         19           2.05%

CLASS K
-------

DYNAMICS FUND
Period Ended July 31, 2001(14)   $          4  $      15           1.40%

INVESCO ENDEAVOR FUND
Period Ended July 31, 2001(14)   $          4  $      13           1.70%

GROWTH FUND
Period Ended July 31, 2001(14)   $         10  $       0           N/A

GROWTH & INCOME FUND
Period Ended July 31, 2001(14)   $         11  $      12           1.70%

(1)  For the period May 1, 1999 through July 31, 1999.
(2)  Effective May 13, 1999, the Total Expense Limitation was changed to 1.20%.
(3) For the period October 28, 1998 (commencement of operations) through April 30, 1999.
(4)  For the period September 1, 1998 through July 31, 1999.
(5) For the period July 1, 1998 (commencement of operations) through April 30, 1999.
(6)  For the period June 1, 1999 through July 31, 1999.
(7)  Effective May 1, 2001, the Total Expense Limitation was changed to 0.65%.
(8)  Effective May 13, 1999, the Total Expense Limitation was changed to 0.60%.
(9)  Effective May 13, 1999, the Total Expense Limitation was changed to 1.30%.

(10) Effective May 14, 1998, the Total Expense Limitation was changed to 1.25%.
(11) Institutional class shares of the Fund were offered beginning December 31, 1999, but did not commence investment operations until May 23, 2000.
(12) Effective May 13, 1999, the Total Expense Limitation was changed to 0.35%.
(13) For the period February 15, 2000 through July 31, 2000.
(14) For the period December 1, 2000 through July 31, 2001.

THE SUB-ADVISORY AGREEMENT

With respect to S&P 500 Index Fund, World Asset Management ("World") serves as sub-advisor to the Fund pursuant to a Sub-Advisory Agreement (the
"Sub-Agreement") dated July 15, 1999 with INVESCO.

The Sub-Agreement provides that World, subject to the supervision of INVESCO, shall manage the investment portfolio of the Fund in conformity with its investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of World; (e) determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.

The Sub-Agreement provides that, as compensation for its services, World shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Fund's net assets. The sub-advisory fee is paid by INVESCO, NOT the Fund. The fee is calculated at the following annual rates:

S&P 500 Index Fund

     o    0.07% on the first $10 million of the Fund's average net assets;

     o    0.05% on the next $40 million of the Fund's average net assets; and

     o    0.03% of the Fund's average net assets from $50 million.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund. Prior to May 13, 1999, the rate was 0.015% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 ($20.00 prior to June 1, 2000) per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (in some instances, prior to the absorption of certain Fund expenses by INVESCO and the sub-advisor, where applicable). Since Small Company Growth and Value Equity Funds' Class K shares were not offered until August 31, 2001 and the Funds' Class A and B shares were not offered until April 1, 2002, no fees were paid with respect to Class K shares for Small Company Growth and Value Equity Funds and Class A and B shares of the Funds for the periods shown below.

                                                    Administrative     Transfer
                                   Advisory            Services         Agency
                                   --------            --------         ------
INVESTOR CLASS
--------------

DYNAMICS FUND
Year Ended July 31, 2001         $ 34,407,534        $ 3,551,891     $18,090,628
Year Ended July 31, 2000           24,121,605          2,364,403       5,667,641
Period Ended July 31, 1999(1)       2,927,803            236,694         993,382
Year Ended April 30, 1999           7,750,919            226,800       2,693,081

INVESCO ENDEAVOR FUND
Year Ended July 31, 2001         $  2,183,595        $   140,880     $ 1,383,718
Year Ended July 31, 2000            2,159,491            139,556         760,730
Period Ended July 31, 1999(1)         173,488             12,209          57,863
Period Ended April 30, 1999(2)        206,836              9,217          52,532

GROWTH FUND
Year Ended July 31, 2001         $  9,418,759        $   814,176     $ 4,573,618
Year Ended July 31, 2000            8,575,984            735,074       2,205,390
Period Ended July 31, 1999(3)       5,712,698            248,879       1,500,795
Year Ended August 31, 1998          4,561,574            131,098       1,160,513

GROWTH & INCOME FUND
Year Ended July 31, 2001         $  1,192,257        $    81,382     $   659,900
Year Ended July 31, 2000            1,059,505             73,553         365,832
Period Ended July 31, 1999(1)         107,949              8,442          47,918
Period Ended April 30, 1999(4)        209,172             12,517          70,040

SMALL COMPANY GROWTH FUND
Year Ended July 31, 2001         $  9,158,751        $   673,564     $ 4,584,251
Year Ended July 31, 2000            6,057,172            425,252       1,830,351
Period Ended July 31, 1999(5)         512,934             33,164         327,104
Year Ended May 31, 1999             1,973,393             54,324       1,116,282

S&P 500 INDEX FUND
Year Ended July 31, 2001         $    258,955        $    56,417     $   250,087
Year Ended July 31, 2000              206,633             46,635         174,030
Year Ended July 31, 1999               99,317             19,051          76,345

VALUE EQUITY FUND
Year Ended July 31, 2001         $  1,723,504        $   113,378     $   886,780
Year Ended July 31, 2000            2,307,737            148,463         970,885
Period Ended July 31, 1999(3)       2,756,316             89,785       1,011,717
Year Ended August 31, 1998          3,080,351             71,607         918,694

                                                    Administrative     Transfer
                                   Advisory            Services         Agency
                                   --------            --------         ------
INSTITUTIONAL CLASS
-------------------

DYNAMICS FUND
Year Ended July 31, 2001         $     80,535        $     8,337     $        60
Period Ended July 31, 2000(6)          19,552              2,006               4

S&P 500 INDEX FUND
Year Ended July 31, 2001         $      5,062        $     1,106     $     9,449
Year Ended July 31, 2000               12,144              2,745           6,061
Year Ended July 31, 1999                9,042              1,793           2,447

CLASS C
-------

DYNAMICS FUND
Year Ended July 31, 2001         $     91,390        $     9,364     $    58,862
Period Ended July 31, 2000(7)           4,199                429           1,739

INVESCO ENDEAVOR FUND
Year Ended July 31, 2001         $     27,403        $     1,781     $    18,491
Period Ended July 31, 2000(7)           3,950                251           1,013

GROWTH FUND
Year Ended July 31, 2001         $     49,494        $     4,259     $    32,424
Period Ended July 31, 2000(7)           3,629                314             946

GROWTH & INCOME FUND
Year Ended July 31, 2001         $     16,102        $     1,119     $     7,331
Period Ended July 31, 2000(7)           2,194                149             329

SMALL COMPANY GROWTH FUND
Year Ended July 31, 2001         $     14,733        $     1,084     $     8,724
Period Ended July 31, 2000(7)           3,131                227             554

VALUE EQUITY FUND
Year Ended July 31, 2001         $      5,376        $       355     $     2,976
Period Ended July 31, 2000(7)             166                 11              69

CLASS K
-------

DYNAMICS FUND
Period Ended July 31, 2001(8)    $          4        $         0     $        19

                                                    Administrative     Transfer
                                   Advisory            Services         Agency
                                   --------            --------         ------
INVESCO ENDEAVOR FUND
Period Ended July 31, 2001(8)    $          4        $         0     $        15

GROWTH FUND
Period Ended July 31, 2001(8)    $         10        $         1     $        34

GROWTH & INCOME FUND
Period Ended July 31, 2001(8)    $         11        $         1     $        17

(1)  For the period May 1, 1999 through July 31, 1999.
(2) For the period October 28, 1998 (commencement of operations) through April 30, 1999.
(3)  For the period September 1, 1998 through July 31, 1999.
(4) For the period July 1, 1998 (commencement of operations) through April 30, 1999.
(5)  For the period June 1, 1999 through July 31, 1999.
(6) Institutional Class shares were offered beginning December 31, 1999, but did not commence investment operations until May 23, 2000.
(7)  For the period February 15, 2000 through July 31, 2000.
(8)  For the period December 1, 2000 through July 31, 2001.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has an investments & management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivative usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee, an insurance committee, a compensation committee and a retirement plan committee. These committees meet when necessary to review legal, insurance, compensation and retirement plan matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
                  Series Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Mark H. Williamson           President, Chief         Chief Executive
(2)(3)(10)(11)               Executive Officer        Officer, Managed
4350 South Monaco Street     and Chairman of the      Products Division,
Denver, Colorado             Board                    AMVESCAP PLC; Chief
Age:  50                                              Executive Officer and
                                                      Chairman of the Board
                                                      of INVESCO Funds Group,
                                                      Inc.; Chief Executive
                                                      Officer and Chairman of
                                                      the Board of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, President of
                                                      INVESCO Funds Group,
                                                      Inc.; formerly,
                                                      President of INVESCO
                                                      Distributors, Inc.; for-
                                                      merly, President, Chief
                                                      Operating Officer and
                                                      Chairman of the Board
                                                      of INVESCO Global
                                                      Health Sciences Fund;
                                                      formerly, Chairman and
                                                      Chief Executive
                                                      Officer of NationsBanc
                                                      Advisors, Inc.;
                                                      formerly, Chairman of
                                                      NationsBanc
                                                      Investments, Inc.

Fred A. Deering              Vice Chairman of the     Formerly, Trustee of
(1)(2)(7)(8)                 Board                    INVESCO Global Health
1551 Larimer Street, #1701                            Sciences Fund;
Denver, Colorado                                      formerly, Chairman of
Age:  74                                              the Executive Committee
                                                      and Chairman of the Board
                                                      of Security Life of Denver
                                                      Insurance Company;
                                                      Director of ING American
                                                      Holdings Company and First
                                                      ING Life Insurance Company
                                                      of New York.

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Victor L. Andrews, Ph.D.     Director                 Professor Emeritus,
(4)(6)(10)(11)                                        Chairman Emeritus and
34 Seawatch Drive                                     Chairman of the CFO
Savannah, Georgia                                     Roundtable of the
 Age:  71                                             Department of Finance
                                                      of Georgia State
                                                      University; President,
                                                      Andrews Financial
                                                      Associates, Inc. (con-
                                                      sulting firm); Director
                                                      of The  Sheffield
                                                      Funds, Inc.; formerly,
                                                      member of the faculties
                                                      of the Harvard Business
                                                      School  and the Sloan
                                                      School of  Management
                                                      of MIT.

Bob R. Baker                 Director                 Consultant (since
(2)(4)(5)(9)(10)(11)                                  2000); formerly,
37 Castle Pines Dr., N.                               President and Chief
Castle Rock, Colorado                                 Executive Officer (1989
Age:  65                                              to 2000) of AMC Cancer
                                                      Research Center, Denver,
                                                      Colorado; until
                                                      mid-December 1988, Vice
                                                      Chairman of the Board of
                                                      First Columbia Financial
                                                      Corporation, Englewood,
                                                      Colorado; formerly,
                                                      Chairman of the Board and
                                                      Chief Executive Officer of
                                                      First Columbia Financial
                                                      Corporation.

Charles W. Brady(3)          Director                 Chief Executive Officer
1315 Peachtree St., N.E.                              and Chairman of
Atlanta, Georgia                                      AMVESCAP PLC, London,
Age:  66                                              England and various
                                                      subsidiaries of AMVESCAP
                                                      PLC; formerly, Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund.

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Lawrence H. Budner           Director                 Trust Consultant; prior
(1)(5)(10)(11)                                        to June 30, 1987,
7608 Glen Albens Circle                               Senior Vice President
Dallas, Texas                                         and Senior Trust
Age:  71                                              Officer of InterFirst
                                                      Bank, Dallas, Texas.

James T. Bunch(4)(5)(9)                               Principal and Founder
3600 Republic Plaza          Director                 of Green Manning &
370 Seventeenth Street                                Bunch Ltd., Denver,
Denver, Colorado                                      Colorado, since August
Age:  59                                              1988; Director and
                                                      Secretary of Green
                                                      Manning & Bunch Securi-
                                                      ties, Inc., Denver,
                                                      Colorado, since
                                                      September 1993; Vice
                                                      President and Director
                                                      of Western Golf
                                                      Association and Evans
                                                      Scholars Foundation;
                                                      formerly, General
                                                      Counsel and Director of
                                                      Boettcher & Co.,
                                                      Denver, Colorado;
                                                      formerly, Chairman and
                                                      Managing Partner of
                                                      Davis Graham & Stubbs,
                                                      Denver, Colorado.

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Raymond R. Cunningham(3)     Vice President and       Director, President and
4350 South Monaco Street     Director                 Chief Operating Officer
Denver, Colorado                                      of INVESCO Funds Group,
Age: 50                                               Inc.; Director and
                                                      President of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Senior Vice
                                                      President of INVESCO
                                                      Funds Group, Inc.;
                                                      formerly, Senior Vice
                                                      President of GT Global
                                                      - North America
                                                      (1992-1998).

Wendy L. Gramm, Ph.D.        Director                 Self-employed (since
(4)(6)(9)                                             1993); Distinguished
4201 N. Yuma Street, N.W.                             Senior Fellow and Direc-
Washington,  D.C.                                     tor, Regulatory Studies
Age:  57                                              Program, Mercatus Cen-
                                                      ter George Mason Univer-
                                                      sity, VA; formerly,
                                                      Chairman, Commodity
                                                      Futures Trading Commis-
                                                      sion; Administrator for
                                                      Information and Regula-
                                                      tory Affairs at the Office
                                                      of Management and Budget.
                                                      Also, Director of Enron
                                                      Corporation, IBP, Inc.,
                                                      State Farm Insurance
                                                      Company, International
                                                      Republic Institute, and
                                                      the Texas Public Policy
                                                      Foundation; formerly,
                                                      Director of the Chicago
                                                      Mercantile Exchange (1994
                                                      to 1999), Kinetic
                                                      Concepts, Inc. (1996 to
                                                      1997), and the Independent
                                                      Women's Forum (1994 to
                                                      1999).

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Richard W. Healey(3)         Director                 Director and Senior
4350 South Monaco Street                              Vice President of
Denver, Colorado                                      INVESCO Funds Group,
Age:  47                                              Inc.; Director and
                                                      Senior Vice President
                                                      of INVESCO Distributors,
                                                      Inc.; formerly, Senior
                                                      Vice President of GT
                                                      Global-North America
                                                      (1996 to 1998) and The
                                                      Boston Company (1993 to
                                                      1996).

Gerald J. Lewis(1)(6)(7)     Director                 Chairman of Lawsuit
701 "B" Street                                        Resolution Services, San
Suite 2100                                            Diego, California since
San Diego, California                                 1987; Director of
Age:  68                                              General Chemical Group,
                                                      Inc., Hampdon, New Hamp-
                                                      shire, since 1996; for-
                                                      merly, Associate
                                                      Justice of the
                                                      California Court of
                                                      Appeals; Director of
                                                      Wheelabrator Technologies,
                                                      Inc., Fisher Scientific,
                                                      Inc.,Henley Manufactur-
                                                      ing, Inc., and California
                                                      Coastal Properties,
                                                      Inc.; Of Counsel,
                                                      Latham & Watkins, San
                                                      Diego, California (1987
                                                      to 1997).

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

John W. McIntyre             Director                 Retired. Formerly, Vice
(1)(2)(5)(7)                                          Chairman of the Board
7 Piedmont Center                                     of Directors of The
Suite 100                                             Citizens and Southern
Atlanta, Georgia                                      Corporation and Chairman
Age:  71                                              of the Board and Chief
                                                      Executive Officer of The
                                                      Citizens and Southern
                                                      Georgia Corp. and The
                                                      Citizens and Southern
                                                      National Bank; formerly,
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund and
                                                      Employee's Retirement
                                                      System of GA, Emory
                                                      University; Trustee of
                                                      Gables Residential Trust,
                                                      and Trustee and Chairman
                                                      of the J.M. Tull
                                                      Charitable Foundation;
                                                      Director of Kaiser Foun-
                                                      dation Health Plans of
                                                      Georgia, Inc.

Larry Soll, Ph.D.            Director                 Retired.  Formerly,
(4)(6)(9)(10)(11)                                     Chairman of the Board
2358 Sunshine Canyon Drive                            (1987 to 1994), Chief
Boulder, Colorado                                     Executive Officer (1982
Age:  59                                              to 1989 and 1993 to
                                                      1994) and President
                                                      (1982 to 1989) of
                                                      Synergen Inc.; Director
                                                      of Synergen since
                                                      incorporation in 1982;
                                                      Director of Isis
                                                      Pharmaceuticals, Inc.;
                                                      formerly, Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund.

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Glen A. Payne                Secretary                Senior Vice President,
4350 South Monaco Street                              General Counsel and Sec-
Denver, Colorado                                      retary of INVESCO Funds
Age:  54                                              Group, Inc.; Senior
                                                      Vice President,
                                                      Secretary and General
                                                      Counsel of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Secretary of
                                                      INVESCO Global Health
                                                      Sciences Fund; for-
                                                      merly, General Counsel
                                                      of INVESCO Trust Company
                                                      (1989 to 1998) and
                                                      employee of a U.S.
                                                      regulatory agency,
                                                      Washington, D.C. (1973
                                                      to 1989).

Ronald L. Grooms             Chief Accounting         Senior Vice President,
4350 South Monaco Street     Officer, Chief Finan-    Treasurer and Director
Denver, Colorado             cial Officer and         of INVESCO Funds Group,
Age:  55                     Treasurer                Inc.; Senior Vice Presi-
                                                      dent, Treasurer and
                                                      Director of INVESCO
                                                      Distributors, Inc.; for-
                                                      merly, Treasurer and
                                                      Principal Financial
                                                      and Accounting Officer
                                                      of INVESCO Global
                                                      Health Sciences Fund;
                                                      formerly, Senior Vice
                                                      President and Treasurer
                                                      of INVESCO Trust
                                                      Company (1988 to 1998).

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

William J. Galvin, Jr.       Assistant Secretary      Senior Vice President,
4350 South Monaco Street                              Assistant Secretary and
Denver, Colorado                                      Director of INVESCO
Age: 45                                               Funds Group, Inc.;
                                                      Senior Vice President,
                                                      Assistant Secretary and
                                                      Director of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Trust Officer
                                                      of INVESCO Trust
                                                      Company (1995 to 1998).

Pamela J. Piro                                        Vice President and
4350 South Monaco Street     Assistant Treasurer      Assistant Treasurer of
Denver, Colorado                                      INVESCO Funds Group,
Age:  41                                              Inc.; Assistant
                                                      Treasurer of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Assistant
                                                      Vice President (1996 to
                                                      1997), Director -
                                                      Portfolio Accounting
                                                      (1994 to 1996),
                                                      Portfolio Accounting
                                                      Manager (1993 to 1994)
                                                      and Assistant
                                                      Accounting Manager
                                                      (1990 to 1993).


Tane T. Tyler                Assistant Secretary      Vice President and
4350 South Monaco Street                              Assistant General Counsel
Denver, Colorado                                      of INVESCO Funds Group,
Age:  36                                              Inc.

(1) Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4)  Member of the investments & management liaison committee of the Company.

(5)  Member of the brokerage committee of the Company.

(6)  Member of the derivatives committee of the Company.

(7)  Member of the legal committee of the Company.

(8)  Member of the insurance committee of the Company.

(9)  Member of the nominating committee of the Company.

(10) Member of the compensation committee of the Company.

(11) Member of the retirement plan committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the period ended July 31, 2001.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 2001. As of December 31, 2001, there were 47 funds in the INVESCO Complex.

--------------------------------------------------------------------------------------------
Name of Person          Aggregate        Benefits Accrued  Estimated         Total Compensa-
and Position            Compensation     As Part of        Annual            tion From
                        From Company(1)  Company           Benefits Upon     INVESCO Com-
                                         Expenses(2)       Retirement(3)     plex Paid To
                                                                             Directors(6)
--------------------------------------------------------------------------------------------

Fred A. Deering,               $23,140            $27,324        $10,540            $116,000
Vice Chairman of
the Board
--------------------------------------------------------------------------------------------
Victor L. Andrews               22,886             25,160         12,201              99,700
--------------------------------------------------------------------------------------------
Bob R. Baker                    23,705             21,628         16,350             102,700
--------------------------------------------------------------------------------------------
Lawrence H. Budner              22,606             25,160         12,201              98,700
--------------------------------------------------------------------------------------------
James T. Bunch                  20,987                  0              0              92,350
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Name of Person          Aggregate        Benefits Accrued  Estimated         Total Compensa-
and Position            Compensation     As Part of        Annual            tion From
                        From Company(1)  Company           Benefits Upon     INVESCO Com-
                                         Expenses(2)       Retirement(3)     plex Paid To
                                                                             Directors(6)
--------------------------------------------------------------------------------------------
Daniel D. Chabris(4)                 0             22,911         10,540              43,000
--------------------------------------------------------------------------------------------
Wendy L. Gramm                  21,716                  0              0              94,850
--------------------------------------------------------------------------------------------
Kenneth T. King(4)                   0             26,076         10,540              46,000
--------------------------------------------------------------------------------------------
Gerald J. Lewis                 20,663                  0              0              95,350
--------------------------------------------------------------------------------------------
John W. McIntyre                22,797             14,671         12,201             117,050
--------------------------------------------------------------------------------------------
Larry Soll                      22,624                  0              0             119,000
--------------------------------------------------------------------------------------------
Total                         $201,124           $162,930        $84,573          $1,017,600
--------------------------------------------------------------------------------------------
% of Net Assets             0.0021%(5)         0.0017%(5)                          0.0035(6)
--------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4) Mr. Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.

(5) Total as a percentage of the Company's net assets as of July 31, 2001.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2001.

Messrs. Brady, Cunningham, Healey and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") for the Independent Directors of the Funds. Under this Plan, each director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72 and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of January 31, 2002, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

INVESTOR CLASS

Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================

Charles Schwab & Co., Inc.              Beneficial             13.78%
Special Custody Account for
the Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Connecticut General Life Ins.           Beneficial              7.38%
c/o Hector Flores H18D
One Commercial Plaza
280 Trumball St. H19-B
Hartford, CT 06103
--------------------------------------------------------------------------------
FIIOC Agent                             Beneficial              5.63%
Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1987
--------------------------------------------------------------------------------
Nat'l Financial Services Corp.          Beneficial              5.16%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty St., 5th Floor
Attn: Kate Recon
New York, NY 10281-5500
--------------------------------------------------------------------------------

INVESCO Endeavor Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.               Beneficial             18.49%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Nat'l Financial Services Corp.          Beneficial              5.54%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty St., 5th Floor
Attn: Kate -Recon
New York, NY 10281-5500
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.              Beneficial              6.83%
Special Custody Account for
the Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
FIIOC Agent                             Beneficial              6.54%
Employee Benefit Plans
100 Magellan Way KWIC
Covington, KY 41015-1987
--------------------------------------------------------------------------------

Growth & Income Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.              Beneficial             11.58%
Special Custody Account for
the Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
BISYS Brokerage Services, Inc.          Beneficial              9.21%
FBO AMVESCAP 401K Plan
P.O. Box 4054
Concord, CA 94524-4054
--------------------------------------------------------------------------------
Firstar Trust Co. TR                    Beneficial              5.99%
City of Milwaukee
Deferred Compensation Plan
DTD 9/1/87
Lipper Advisory Svc.
777 E. Wisconsin Ave. Fl. 9
Milwaukee, WI 53202-5300
--------------------------------------------------------------------------------

Small Company Growth Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.              Beneficial             14.96%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Connecticut General Life Ins.           Beneficial             10.45%
c/o Hector Flores H18D
One Commercial Plaza
280 Trumball St. H19-B
Hartford, CT 06103
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
FIIOC Agent                             Beneficial              7.24%
Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1987
--------------------------------------------------------------------------------

S&P 500 Index Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.              Beneficial              5.83%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Value Equity Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.              Beneficial              8.47%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
INVESCO Trust Company                   Beneficial              8.12%
The Ritz Carlton Hotel Company
LLC Special Reserve Plan DC
400 Colony Square Suite 2200
1201 Peachtree Street NE
Atlanta, GA 30361-6302
--------------------------------------------------------------------------------
INVESCO Trust Co. TR                    Beneficial              7.59%
Carle Clinic Association
Profit Sharing Plan
Attn: Melody Henegar
602 West University Ave.
Urbana, IL 61801-2530
--------------------------------------------------------------------------------
Institutional Trust Co. TR              Beneficial              7.40%
Magellan Health Services
Retirement Savings Plan &
Trust 401K
6950 Columbia Gateway Dr.
Columbia, MD 21046-2706
--------------------------------------------------------------------------------

Institutional Class
-------------------

Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
William Jewell College                  Beneficial             49.55%
Attn: Sandra Hader
500 College HL
Liberty, MO 64068-1896
--------------------------------------------------------------------------------
American Express Trust TR               Beneficial             40.94%
American Express Trust
Retirement Services Plans
Attn: Chris Hunt
P.O. Box 534
Minneapolis, MN 55440-0534
--------------------------------------------------------------------------------
Light & Co.
c/o Allfirst Trust Co NA                Beneficial              5.52%
Security Processing 109-911
P.O. Box 1596
Baltimore, MD 21203-1596
--------------------------------------------------------------------------------

S&P 500 Index Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
INVESCO Trust Co. TR                    Beneficial             29.84%
REA Magnet Wire Company, Inc.
Executive Deferred Comp Plan
3600 East Pontiac Street
Fort Wayne, IN 46803-3804
--------------------------------------------------------------------------------
INVESCO Trust Co. TR                    Beneficial             18.87%
REA Magnet Wire Company, Inc.
Supplemental Exec Retirement
Plan
3600 East Pontiac Street
Fort Wayne, IN 46803-3804
--------------------------------------------------------------------------------
Morris Communications Corp.             Beneficial             13.62%
Defined Benefit Pension Plan
For Collectively Bargained
Employ of Stouffer Communica-
tions, Inc.
P.O. Box 936
Augusta, GA 30903-0936
--------------------------------------------------------------------------------
Charles Schwab & Co. Inc.               Beneficial              7.79%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
AMVESCAP Natl. TC Cust                  Record                  5.32%
Brad L. Edgar
Doulos Ministries Inc.
403B Plan
2515 S. Clayton St.
Denver, CO 80210-6114
--------------------------------------------------------------------------------
The Janco Partners Inc.                 Record                  5.05%
401K Roll-Over
Thomas Friedberg
1927 E. 4th Pl.
Denver, CO 80206-4108
--------------------------------------------------------------------------------

Class C
-------

Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
Bear Stearns Securities Corp            Beneficial             25.82%
FBO 103-09000-11
1 Metrotech Center North
Brooklyn, NY 11201-3870
--------------------------------------------------------------------------------

INVESCO Endeavor Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
AMVESCAP Natl. TC Cust IRA R/O          Beneficial              6.61%
Carolyn L. Ranlet
IRA Roll-Over 06/12/96
Wantagh, NY 11793-1910
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

Growth & Income Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
Raymond James & Assoc. Inc.             Beneficial              7.02%
FBO Cory Ira
BIN# 75667772
880 Carillon Pkwy
St Petersburg, FL 33716-1100
--------------------------------------------------------------------------------

Small Company Growth Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

Value Equity Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
Kenneth J. Widder TR                    Record                 15.03%
Charitable Remainder UNI Trust
UDT 01/22/97
P.O. Box 676250
Rcho Santa Fe, CA 92067-6250
--------------------------------------------------------------------------------

Class K
-------

Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
Saxon & Co.                             Beneficial             96.27%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------

INVESCO Endeavor Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
INVESCO Funds Group, Inc.               Record                 99.47%
Attn: Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
Saxon & Co.                             Beneficial             98.92%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------

Growth & Income Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
PFPC Brokerage Services                 Beneficial             33.64%
FBO American Skandia
211 S. Gulph Rd.
Kng of Prussa, PA 19406-3101
--------------------------------------------------------------------------------
Deloitte & Touche Profit Sharing        Beneficial             25.30%
Plan
Att: Daniel Litt
4 New York Plz Fl 2
New York, NY 10004-2413
--------------------------------------------------------------------------------
Circle Trust Co Cust                    Beneficial             10.69%
Evans Machinery Inc. 401K P/S Plan
1 Station Pl.
Stamford, CT 06902-6800
--------------------------------------------------------------------------------
Circle Trust Co Cust                    Beneficial              6.65%
Management Recruiters of North
Oakland County 401(k) PS Plan
Metro Center
1 Station Pl.
Stamford, CT 06902-6800
--------------------------------------------------------------------------------

Small Company Growth Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

Value Equity Fund

--------------------------------------------------------------------------------
       Name and Address             Basis of Ownership      Percentage Owned
                                    (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

As of January 31, 2002, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Master Plan and Agreement of Distribution - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). Under the Class A Plan, Class A shares of the Funds pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which a Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal services to their customers who own Class A shares of the Funds. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institutions' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such dealers or financial institutions, are characterized as service fees. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of a Fund.

CLASS B. The Company has adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, Class B shares of the Funds pay compensation monthly to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. The Class B Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of a Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to IDI following termination of the Class B shares' Plan with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes IDI to assign, transfer or pledge its rights to payments pursuant to the Class B Plan. As a result, the contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the

Funds pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of each Fund and that provide continuing personal services to their customers who own such Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of each Fund attributable to the customers of such dealers or financial institutions, are characterized as a service fee. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of a Fund.

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the dealer or institution immediately.

CLASS K. The Company has adopted a Master Distribution Plan and Agreement - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation to IDI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class K shares of each Fund and that provide continuing personal services to their customers who own such Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected securities companies and other financial institutions and organizations which may enter into agreements with IDI. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in the Funds. Neither the Company nor its investment advisor will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

Since Small Company Growth and Value Equity Funds' Class K shares were not offered until October 1, 2001, and the Funds' Class A and B shares were not offered until April 1, 2002, no payments were made under those Plans for the periods shown below.

The Funds made payments to IDI under the Investor Class, Class C and Class K Plans during the fiscal year or period ended July 31, 2001 in the following amounts:

FUND                         INVESTOR CLASS       CLASS C        CLASS K
----
Dynamics Fund                   $19,965,591      $185,872             $2(1)
INVESCO Endeavor Fund               775,639        36,052              2(1)
Growth Fund                       4,629,234        88,056              6(1)
Growth & Income Fund                417,190        20,661              3(1)
Small Company Growth Fund         3,710,121        23,759            N/A(2)
S&P 500 Index Fund                  254,123           N/A(3)         N/A(4)
Value Equity Fund                   584,289         6,554            N/A(2)

(1) For the period December 1, 2000 through July 31, 2001.
(2) Class K shares were not offered until October 1, 2001.
(3) Class C shares are not offered.
(4) Class K shares are not offered.

In addition, as of the fiscal year ended July 31, 2001 the following additional distribution accruals had been incurred by the Funds and will be paid during the fiscal year ended July 31, 2002:

FUND                         INVESTOR CLASS       CLASS C        CLASS K
----

Dynamics Fund                    $1,352,143       $22,169             $2(1)
INVESCO Endeavor Fund                34,333         2,331              0(1)
Growth Fund                         259,659         7,612              2(1)
Growth & Income Fund                 18,691         1,722              4(1)
Small Company Growth Fund           283,718         1,739            N/A(2)
S&P 500 Index Fund                   23,754           N/A(3)         N/A(4)
Value Equity Fund                    41,578           789            N/A(2)

(1) For the period December 1, 2000 through July 31, 2001.
(2) Class K shares were not offered until October 1, 2001.
(3) Class C shares are not offered.
(4) Class K shares are not offered.

For the fiscal year or period ended July 31, 2001, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

DYNAMICS FUND                               INVESTOR CLASS       CLASS C        CLASS K
                                            --------------       -------        -------
Advertising                                   $  2,848,210     $       0             $0
Sales literature, printing, and postage       $  1,548,241     $       0             $0
Public Relations/Promotion                    $  1,237,287     $       0             $0
Compensation to securities dealers and
   other organizations                        $ 10,903,489     $ 185,872             $2(1)
Marketing personnel                           $  3,428,364             0             $0

INVESCO ENDEAVOR FUND

Advertising                                   $    137,603     $       0             $0
Sales literature, printing, and postage       $     81,263     $       0             $0
Public Relations/Promotion                    $     64,139     $       0             $0
Compensation to securities dealers and
  other organizations                         $    312,204     $  36,052             $2(1)
Marketing personnel                           $    180,430     $       0             $0

GROWTH FUND

Advertising                                   $    948,906     $       0             $0
Sales literature, printing, and postage       $    447,775     $       0             $0
Public Relations/Promotion                    $    390,368     $       0             $0
Compensation to securities dealers and
  other organizations                         $  1,762,298     $  88,056             $6(1)
Marketing personnel                           $  1,079,887     $       0             $0

GROWTH & INCOME FUND

Advertising                                   $    103,820     $       0             $0
Sales literature, printing, and postage       $     52,876     $       0             $0
Public Relations/Promotion                    $     28,824     $       0             $0
Compensation to securities dealers and
  other organizations                         $    150,109     $  20,661             $3(1)
Marketing personnel                           $     81,561     $       0             $0

SMALL COMPANY GROWTH FUND

Advertising                                   $    459,554     $       0            N/A(2)
Sales literature, printing, and postage       $    329,981     $       0            N/A(2)
Public Relations/Promotion                    $    256,891     $       0            N/A(2)
Compensation to securities dealers and
  other organizations                         $  1,960,536     $  23,759            N/A(2)
Marketing personnel                           $    703,159     $       0            N/A(2)

S&P 500 INDEX FUND

Advertising                                   $     45,687           N/A(3)         N/A(4)
Sales literature, printing, and postage       $     26,468           N/A(3)         N/A(4)
Public Relations/Promotion                    $     24,518           N/A(3)         N/A(4)
Compensation to securities dealers and
  other organizations                         $     91,125           N/A(3)         N/A(4)
Marketing personnel                           $     66,325           N/A(3)         N/A(4)

VALUE EQUITY FUND

Advertising                                   $     70,087     $       0            N/A(2)
Sales literature, printing, and postage       $     41,952     $       0            N/A(2)
Public Relations/Promotion                    $     38,462     $       0            N/A(2)
Compensation to securities dealers and
  other organizations                         $    325,565     $   6,554            N/A(2)
Marketing personnel                           $    108,223     $       0            N/A(2)

(1) For the period December 1, 2000 through July 31, 2001.
(2) Class K shares were not offered until October 1, 2001.
(3) Class C shares are not offered.
(4) Class K shares are not offered.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company directors and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

Class A shares of the Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                                           DEALER
                                                                           CONCESSION
                                           INVESTOR'S SALES CHARGE         As a
                                           As a             As a           Percentage
                                           Percentage       Percentage     of the
                                           of the Public    of the Net     Public
      Amount of Investment in              Offering         Amount         Offering
      Single Transaction(1)                Price            Invested       Price
      ------------------                   -----            --------       -----
      Less than               $   25,000   5.50%            5.82%          4.75%
      $ 25,000 but less than  $   50,000   5.25             5.54           4.50
      $ 50,000 but less than  $  100,000   4.75             4.99           4.00
      $100,000 but less than  $  250,000   3.75             3.90           3.00
      $250,000 but less than  $  500,000   3.00             3.09           2.50
      $500,000 but less than  $1,000,000   2.00             2.04           1.60

(1) There is no sales charge on purchases of $1,000,000 or more; however, IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

IDI may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with IDI during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. Dealers may not use sales of a Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may make payments to dealers and institutions that are dealers of record for purchases of $1 million or more of Class A shares which are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1.00% of the first $2 million of such purchase, plus 0.80% of the next $1 million of such purchase, plus 0.50% of the next $17 million of such purchase, plus 0.25% of amounts in excess of $20 million of such purchase.

IDI may pay sales commissions to dealers and institutions that sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to IDI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of such sales commissions plus financing costs.

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the dealer or institution immediately.

IDI may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A shares of all Funds sold at net asset value to an employee benefit plan as follows: 1.00% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined.

The term "purchaser" means:

   o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

   o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

     a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

     b.   each  transmittal  is  accompanied by a single check or wire transfer;
          and

     c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

   o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
     Code) and 457 plans, if more than one beneficiary or participant is involved;

   o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified IDI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

   o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. IDI reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such purchaser's intention as to the total investment to be made in shares of the Funds within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Right of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the transfer agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he/she must give written notice to IDI. If at any time before completing the LOI Program the purchaser requests the transfer agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHT OF ACCUMULATION (CLASS A ONLY). A "purchaser" as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in Class A shares of the Funds at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, IDI takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Funds owned by such purchaser, calculated at the then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish IDI with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE (CLASS A ONLY). Purchases of shares of the Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

   o  INVESCO and its affiliates, or their clients;

   o Any current or retired officer, director or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

   o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

   o Investment advisors or financial planners that place trades for their own accounts or the accounts of their clients and that charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of a broker or agent;

   o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

   o A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Class A, B, and C Prospectus, CDSCs will not apply to the following:

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Liquidation by a Fund when the account value falls below the minimum required account size of $250;

     o Investment account(s) of INVESCO; and

     o Class C shares if the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o Shares held more than eighteen months;

     o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in a Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o Private foundations or endowment funds;

     o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

     o Shares acquired by exchange from Class A shares of a Fund unless the shares acquired are redeemed within eighteen months of the original purchase of Class A shares.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectuses under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate IDI and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with IDI by persons, who because of their relationship with the Funds or with INVESCO and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), IDI believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through IDI without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth herein under the Caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

  Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of a Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Funds may be redeemed directly through IDI or through any dealer who has entered into an agreement with IDI. In addition to the Funds' obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with IDI must phone orders to the order desk of the Funds at 1-800-328-2234 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of each Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by IDI (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Funds in cash.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the periods outlined in the table below were:

DYNAMICS FUND
   Year Ended July 31, 2001                                 $18,119,186
   Year Ended July 31, 2000                                  18,089,268
   Period Ended July 31, 1999(1)                              3,309,214
   Year Ended April 30, 1999                                  7,689,483

INVESCO ENDEAVOR FUND
   Year Ended July 31, 2001                                  $1,624,032
   Year Ended July 31, 2000                                   1,196,929
   Period Ended July 31, 1999(1)                              1,463,690
   Period Ended April 30, 1999(2)                               466,439

GROWTH FUND
   Year Ended July 31, 2001                                  $6,871,900
   Year Ended July 31, 2000                                   5,471,892
   Period Ended July 31, 1999(3)                              3,975,896
   Year Ended August 31, 1998                                 2,574,626

GROWTH & INCOME FUND
   Year Ended July 31, 2001                                  $  776,374
   Year Ended July 31, 2000                                   1,281,704
   Period Ended July 31, 1999(1)                                165,787
   Period Ended April 30, 1999(4)                               438,309

SMALL COMPANY GROWTH FUND
   Year Ended July 31, 2001                                  $8,985,855
   Year Ended July 31, 2000                                   9,922,290
   Period Ended July 31, 1999(5)                              1,414,200
   Year Ended May 31, 1998                                    3,319,634

S&P 500 INDEX FUND
   Year Ended July 31, 2001                                  $   55,448
   Year Ended July 31, 2000                                      19,584
   Year Ended July 31, 1999                                      18,707

VALUE EQUITY FUND
   Year Ended July 31, 2001                                  $  580,074
   Year Ended July 31, 2000                                     359,240
   Period Ended July 31, 1999(3)                                272,645
   Year Ended August 31, 1998                                   194,473

(1)  From May 1, 1999 to July 31, 1999
(2)  From October 28, 1998 (commencement of operations) to April 30, 1999
(3)  From September 1, 1998 to July 31, 1999
(4)  From July 1, 1998 (commencement of operations) to April 30, 1999
(5)  From June 1, 1999 to July 31, 1999

For the fiscal years ended July 31, 2001, 2000 and 1999, brokers providing research services received $22,373,410, $20,871,036 and $4,728,050, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $13,518,997,609, $16,291,940,256, and $3,773,902,315, respectively. Commissions totaling $967,415, $369,835, and $206,673, respectively, were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended July 31, 2001, 2000 and 1999, respectively.

At July 31, 2001, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
                                                           Value of Securities
       Fund              Broker or Dealer                    at  July 31, 2001
================================================================================
Dynamics              American Express Credit Corporation        $ 100,000,000
                      Bear Stearns Companies Incorporated        $  54,591,220
                      Citicorp                                   $  50,000,000
                      General Electric Capital Corporation       $  50,000,000
                      UBS Finance Delaware LLC                   $  50,000,000
--------------------------------------------------------------------------------
INVESCO Endeavor      Citigroup Incorporated                     $   3,630,434
                      Morgan Stanley Dean Witter & Company       $   2,269,272
                      State Street Bank & Trust                  $   2,097,000
                      Goldman Sachs Group, Incorporated          $   1,646,568
--------------------------------------------------------------------------------
Growth                Citigroup Incorporated                     $  36,693,016
                      Merrill Lynch & Company Incorporated       $  21,105,326
                      Goldman Sachs Group, Incorporated          $  12,299,364
                      JP Morgan Chase & Company                  $   9,144,960
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           Value of Securities
       Fund              Broker or Dealer                    at  July 31, 2001
================================================================================
Growth & Income       General Electric Company                   $   4,239,075
                      Citigroup Incorporated                     $   3,424,121
                      Merrill Lynch & Company Incorporated       $   1,719,408
--------------------------------------------------------------------------------
Small Company Growth  Citicorp                                   $  50,000,000
                      UBS Finance Delaware LLC                   $  50,000,000
                      American Express Credit Corp.              $  40,000,000
                      State Street Bank & Trust                  $   2,286,000
--------------------------------------------------------------------------------
S&P 500 Index         General Electric Company                   $   4,469,495
                      State Street Bank & Trust                  $   3,374,000
                      Citigroup Incorporated                     $   2,611,322
                      JP Morgan Chase & Company                  $     887,780
                      Morgan Stanley Dean Witter & Company       $     686,614
                      American Express Company                   $     553,126
                      Merrill Lynch & Company Incorporated       $     468,525
                      Household International Incorporated       $     315,010
                      American General Corporation               $     236,800
                      State Street Corporation                   $     183,463
                      Bear Stearns Company Incorporated          $      55,243
--------------------------------------------------------------------------------
Value Equity          State Street Bank & Trust                  $  11,425,000
                      Citigroup Incorporation                    $   7,788,876
                      General Electric Company                   $   5,220,000
                      Morgan Stanley Dean Witter & Company       $   2,991,000
                      JP Morgan Chase & Company                  $   2,836,150
                      Household International Incorporated       $   2,651,600
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to 9 billion shares of common stock with a par value of $0.01 per share. As of January 31, 2002, the following shares of each Fund were outstanding:

Dynamics Fund - Investor Class               386,682,693
Dynamics Fund - Institutional Class            1,084,991
Dynamics Fund - Class A                                0
Dynamics Fund - Class B                                0
Dynamics Fund - Class C                        2,972,546
Dynamics Fund - Class K                        4,082,894
INVESCO Endeavor Fund - Investor Class        13,243,220
INVESCO Endeavor Fund - Class A                        0
INVESCO Endeavor Fund - Class B                        0
INVESCO Endeavor Fund - Class C                  208,409
INVESCO Endeavor Fund - Class K                       58
Growth Fund -  Investor Class                  8,760,592
Growth Fund - Class A                                  0
Growth Fund - Class B                                  0
Growth Fund - Class C                            215,970
Growth Fund - Class K                              2,797
Growth & Income Fund - Investor Class        355,661,414
Growth & Income Fund - Class A                         0
Growth & Income Fund - Class B                         0
Growth & Income Fund - Class C                 2,707,020
Growth & Income Fund - Class K                 1,716,197
Small Company Growth Fund - Investor Class   101,878,590
Small Company Growth Fund - Class A                    0
Small Company Growth Fund - Class B                    0
Small Company Growth Fund - Class C              541,816
Small Company Growth Fund - Class K            7,373,382
S&P 500 Index Fund - Investor Class           11,898,385
S&P 500 Index Fund - Institutional Class          36,288
Value Equity Fund - Investor Class             9,080,300
Value Equity Fund - Class A                            0
Value Equity Fund - Class B                            0
Value Equity Fund - Class C                       65,386
Value Equity Fund - Class K                            0

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor Class, Class A, B, C and K shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, regardless of whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in a Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax advisor regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Funds will disclose the maximum front-end sales charge imposed on purchases of a Fund's Class A shares and/or the applicable CDSC imposed on redemptions of a Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance is not provided for Small Company Growth and Value Equity Funds' Class K shares since Class K shares of the Fund were not offered until August 31, 2001. Average annual total return is not provided for the Funds' Class A and B shares since Class A and B shares were not offered until February 28, 2002. Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended July 31, 2001 was:

                                                                10 YEAR OR
FUND AND CLASS              1 YEAR          5 YEAR            SINCE INCEPTION
--------------              ------          ------            ---------------

INVESTOR CLASS
--------------
Dynamics Fund               (37.94%)         15.13%                    16.59%
INVESCO Endeavor Fund       (54.86%)           N/A                      5.81%(1)
Growth Fund                 (56.43%)          5.38%                     8.18%
Growth & Income Fund        (43.25%)           N/A                      6.11%(2)
Small Company Growth Fund   (26.53%)         14.29%                    15.74%(3)
S&P 500 Index Fund          (15.07%)           N/A                      8.66%(4)
Value Equity Fund             0.20%           9.46%                    11.12%

INSTITUTIONAL CLASS
-------------------
Dynamics Fund               (37.78%)           N/A                   (24.63%)(5)
S&P 500 Index Fund          (15.09%)           N/A                      8.48%(4)

CLASS C
-------
Dynamics Fund               (39.45%)           N/A                   (29.09%)(6)
INVESCO Endeavor Fund       (56.22%)           N/A                   (44.59%)(6)
Growth Fund                 (57.67%)           N/A                   (42.76%)(6)
Growth & Income Fund        (44.72%)           N/A                   (30.83%)(6)
Small Company Growth Fund   (28.24%)           N/A                   (25.84%)(6)
Value Equity Fund            (1.49%)           N/A                      0.69%(6)

CLASS K
-------
Dynamics Fund                  N/A             N/A                   (23.60%)(7)
INVESCO Endeavor Fund          N/A             N/A                   (38.36%)(7)
Growth Fund                    N/A             N/A                   (43.99%)(7)
Growth & Income Fund           N/A             N/A                   (32.92%)(7)
Small Company Growth Fund      N/A             N/A                        N/A(8)
Value Equity Fund              N/A             N/A                        N/A(8)

(1) Since inception October 28, 1998
(2) Since inception July 1, 1998
(3) Since inception December 27, 1991
(4) Since inception December 23, 1997
(5) Since inception May 23, 2000
(6) Since inception February 15, 2000
(7) Cumulative since inception December 1, 2000. Since inception performance is not annualized.
(8) Class K was not offered until August 31, 2001

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         n
                                 P(1 + T)  = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                                Lipper Mutual
Fund                                            Fund Category
----                                            -------------
Dynamics Fund                                   Multi-Cap Growth Funds
INVESCO Endeavor Fund                           Multi-Cap Growth Funds
Growth Fund                                     Large-Cap Growth Funds
Growth & Income Fund                            Large-Cap Core Funds
Small Company Growth Fund                       Small-Cap Growth Funds
S&P 500 Index Fund                              S&P 500 Funds
Value Equity Fund                               Multi-Cap Growth Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended July 31, 2001 are incorporated herein by reference from INVESCO Stock Funds, Inc.'s Annual Report to Shareholders dated July 31, 2001.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) Articles of Amendment and Restatement of the Articles of Incorporation, filed December 2, 1999.(8)

          (1) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation, filed May 5, 2000.(9)

          (2) Articles of Amendment to the Articles of Amendment and Restatement of Articles of Incorporation, filed May 17, 2000.(10)

          (3)  Articles   Supplementary   to  the  Articles  of  Amendment   and
          Restatement of the Articles of Incorporation, filed November 22, 2000.(12)

          (4)  Articles   Supplementary   to  the  Articles  of  Amendment   and
          Restatement of the Articles of Incorporation filed August 20, 2001(14)

          (5) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation, filed October 15, 2001(15)

          (6) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed May 5, 2000 (filed herewith).

          (7) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed May 17, 2000 (filed herewith).

          (8) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed November 22, 2000 (filed herewith).

          (9) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed October 29, 1998 (filed herewith).

          (10)  Articles   Supplementary   to  the  Articles  of  Amendment  and
          Restatement of the Articles of Incorporation, filed February 6, 2002 (filed herewith).

     (b) Bylaws, as amended July 21, 1993.(2)

     (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV and VIII of the Articles of Incorporation and Articles II, VI, VII, VIII and IX of the Bylaws of the Registrant.

     (d)(1) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(3)

          (a) Amendment dated June 30, 1998 to Advisory Agreement.(4)

          (b) Amendment dated September 18, 1998 to Advisory Agreement.(6)

          (c) Amendment dated May 13, 1999 to Advisory Agreement.(7)

          (d) Amendment dated July 15, 1999 to Advisory Agreement.(8)

        (2) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and World Asset Management with respect to INVESCO S&P 500 Index Fund.(9)

     (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001 and September 28, 2001, and October 19, 2001 (filed herewith).

     (f) Retirement Plan for Independent Directors dated October 30, 2001(filed herewith).

     (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001, as amended September 28, 2001 and October 19, 2001 (filed herewith).

     (h)(1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28,
     2001, and October 19, 2001 (filed herewith).

        (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001,
        September 28, 2001, and October 19, 2001 (filed herewith).

          (i)Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated February 6, 2002 (filed herewith).

     (j) Consent of Independent Accountants (filed herewith).

     (k) Not applicable.

     (l) Not applicable.

     (m)(1) Master Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended November 28, 2000 and October 19, 2001, with respect to the Funds' Investor Class shares (filed herewith).

        (2) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001 and October 19, 2001, with respect to the Funds' Class C shares (filed herewith).

        (3) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated November 30, 2000, as amended December 14, 2000, September 28, 2001, October 19, 2001 and January 15, 2002, with respect to the Funds' Class K shares (filed herewith).

        (4) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2001, as amended August 23, 2000, May 15, 2001, September 28, 2001 and March 29, 2002 with respect to the Funds' Class A shares (filed herewith).

        (5) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Dated August 23, 2000 as amended May 15, 2001, September 28, 2001 and March 29, 2002 with respect to the Funds' Class B shares (filed herewith).

     (n) Not Applicable.

     (o)(1) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO S&P 500 Index Fund adopted February 3, 1999.(7)

        (2) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Blue Chip Growth Fund adopted November 9, 1999.(8)

        (3) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Dynamics Fund adopted November 9, 1999.(8)

        (4) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Endeavor Fund adopted November 9, 1999.(8)

        (5) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Growth & Income Fund adopted November 9, 1999.(8)

        (6) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Small Company Growth Fund adopted November 9, 1999.(8)

        (7) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Value Equity Fund adopted November 9, 1999.(8)

     (p) Code of Ethics pursuant to Rule 17j-1.(11)

(1) Previously filed with Post-Effective Amendment No. 44 to the Registration Statement on June 22, 1993, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on August 27, 1996, and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 46 to the Registration Statement on June 30, 1997, and incorporated by reference herein.

(4)Previously filed with Post-Effective Amendment No. 47 to the Registration Statement on April 16, 1998, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 50 to the Registration Statement on July 14, 1999, and incorporated by reference herein.

(6)Previously filed with Post-Effective Amendment No. 51 to the Registration Statement on July 15, 1999 and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 52 to the Registration Statement on August 31, 1999 and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 54 to the Registration Statement on January 31, 2000 and incorporated by reference herein.

(9) Previously filed with Post-Effective Amendment No. 56 to the Registration Statement on May 5, 2000 and incorporated by reference herein.

(10) Previously filed with Post-Effective Amendment No. 57 to the Registration Statement on May 19, 2000 and incorporated by reference herein.

(11) Previously filed with Post-Effective Amendment No. 59 to the Registration Statement on September 29, 2000 and incorporated by reference herein.

(12) Previously filed with Post-Effective Amendment No. 60 to the Registration Statement on November 28, 2000 and incorporated by reference herein.

(13) Previously filed with Post-Effective Amendment No. 61 to the Registration Statement on June 25, 2001 and incorporated by reference herein.

(14) Previously filed with Post-Effective Amendment No. 62 to the Registration Statement on August 23, 2001 and incorporated by reference herein.

(15) Previously filed with Post-Effective Amendment No. 63 to the Registration Statement on September 24, 2001 and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO STOCK FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25. INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article X of the Amended Bylaws and Article VII of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment advisor, INVESCO.

Following are the names and principal occupations of each director and officer of the investment advisor, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                              Position with   Principal Occupation and Company
Name                          Advisor         Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson            Chairman &      Chairman of the Board &
                              Officer         Chief Executive Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham         Officer &       President & Chief Operating
                              Director        Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Stacie L. Cowell              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer &       Senior Vice President &
                              Director        Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer &       Senior Vice President & Treasurer
                              Director        INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard W. Healey             Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston          Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Kolbe               Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Trent E. May                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller             Officer &       Senior Vice President &
                              Director        Chief Investment Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Gary J. Rulh                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237

--------------------------------------------------------------------------------
John S. Segner                Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael D. Cobinachi          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Delta L. Donohue              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Duffy                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stuart A. Holland             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian A. Jeffs                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Joseph J. Klauzer             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Matthew W. Lowell             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Chief
                                              Compliance Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
George A. Matyas              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corey M. McClintock           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney         Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas E. Pellowe             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President & Assistant
                                              Treasurer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John D. Raring                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Dale A. Reinhardt             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Louis H. Reynolds             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Anthony R. Rogers             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Samuelson           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Sandidge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas H. Scanlan             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              1208 Edgepark Court
                                              Potomac, MD 20854
--------------------------------------------------------------------------------
Reagan A. Shopp               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Joseph W. Skornicka           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John T. Treder                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Tane T. Tyler                 Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jim R. Webb                   Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President & Assistant
                                              Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael C. Hawn               Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Matthew A. Kunze              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
David H. McCollum             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
William S. Mechling           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Laurence A. Miller            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Craig J. St. Thomas           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Eric S. Sauer                 Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
C. Vince Sellers              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27. (a) PRINCIPAL UNDERWRITERS
             INVESCO Bond Funds, Inc.
             INVESCO Combination Stock & Bond Funds, Inc.
             INVESCO Counselor Series Funds, Inc. (formerly, INVESCO
                Advantage Series Funds,Inc.)
             INVESCO International Funds, Inc.
             INVESCO Money Market Funds, Inc.
             INVESCO Sector Funds, Inc.
             INVESCO Stock Funds, Inc.
             INVESCO Treasurer's Series Funds, Inc.
             INVESCO Variable Investment Funds, Inc.

         (b)

Positions and                                        Positions and
Name and Principal           Offices with            Offices with
Business Address             Underwriter             the Company
------------------           -------------           -------------

Raymond R. Cunningham        President &             Vice President &
4350 South Monaco Street     Director                Director
Denver, CO 80237

William J. Galvin, Jr.        Senior Vice             Assistant Secretary
4350 South Monaco Street      President,
Denver, CO  80237             Asst. Secretary &
                              Director

Ronald L. Grooms              Senior Vice             Treasurer &
4350 South Monaco Street      President,              Chief Financial and
Denver, CO  80237             Treasurer, &            Accounting Officer
                              Director

Richard W. Healey             Senior Vice             Director
4350 South Monaco Street      President &
Denver, CO  80237             Director

Timothy J. Miller             Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne                 Senior Vice             Secretary
4350 South Monaco Street      President,
Denver, CO 80237              Secretary &
                              General Counsel

Pamela J. Piro                Assistant Treasurer     Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Mark H. Williamson            Chairman of the Board   Chairman of the Board,
4350 South Monaco Street      & Chief Executive       President & Chief
Denver, CO 80237              Officer                 Executive Officer


         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

             Mark H. Williamson
             4350 South Monaco Street
             Denver, CO  80237

ITEM 29. MANAGEMENT SERVICES

             Not applicable.

ITEM 30. UNDERTAKINGS

             Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 7th day of February, 2002.

Attest:                                   INVESCO Stock Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
------------------------------            ----------------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
Chief Financial and Accounting Officer)
                                          /s/ Richard W. Healey*
                                          -----------------------------
/s/ Victor L. Andrews*                    Richard W. Healey, Director
-------------------------------
Victor L. Andrews, Director               /s/ Fred A. Deering*
                                          -----------------------------
/s/ Bob R. Baker*                         Fred A. Deering, Director
-------------------------------
Bob R. Baker, Director                    /s/ Larry Soll*
                                          -----------------------------
/s/ Charles W. Brady*                     Larry Soll, Director
-------------------------------
Charles W. Brady, Director                /s/ Wendy L. Gramm*
                                          -----------------------------
/s/ James T. Bunch*                       Wendy L. Gramm, Director
-------------------------------
James T. Bunch, Director                  /s/ Gerald J. Lewis*
                                          -----------------------------
/s/ Raymond R. Cunningham*                Gerald J. Lewis, Director
-------------------------------
Raymond R. Cunningham, Director           By /s/ Glen A. Payne
  -----------------------------           ------------------------------
     Edward F. O'Keefe                          Glen A. Payne
     Attorney in Fact                           Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on June 15, 1993, June 22, 1994, June 22, 1995, June 30, 1997, August 28, 1998,
March 8, 2000, May 5, 2000, and June 25, 2001, respectively.

                                Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------

      a(6)                                      156
      a(7)                                      162
      a(8)                                      171
      a(9)                                      175
      a(10)                                     179
      e                                         185
      f                                         197
      g                                         203
      h(1)                                      256
      h(2)                                      273
      i                                         281
      j                                         282
      m(1)                                      283
      m(2)                                      289
      m(3)                                      301
      m(4)                                      309
      m(5)                                      317